united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI - ANNUAL REPORT

Eventide Gilead Fund

Eventide Global Dividend Opportunities Fund

Eventide Healthcare & Life Sciences Funds

Eventide Limited-Term Bond Fund

Eventide Multi-Asset Income Fund

December 31, 2018

Eventide Asset Management, LLC One International Place Suite 4210 Boston, MA 02110

1-877-771-3836

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	2

ELECTRONIC AVAILABILITY NOTE

Beginning January 1, 2021, the Fund intends to meet its shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Fund’s website, www.eventidefunds.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at 1-877-771-3836. Your election to receive reports in paper will apply to all funds held within the fund complex.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Fund at 1-877-771-3836. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	3

EVENTIDE GILEAD FUND
Portfolio Review (Unaudited) December 31, 2018

The Fund’s performance figures1 for each of the periods ended December 31, 2018 compared to its benchmarks:

	Six Month	1 Year	5 Year	10 Year	Since	Since	Since
	Return	Return	Return	Return	Inception[2]	Inception[3]	Inception[4]
Class N	(11.70)%	(2.55)%	8.54%	16.79%	13.27%	N/A	N/A
Class A without load	(11.72)%	(2.58)%	8.50%	N/A	N/A	15.58%	N/A
Class A with 5.75% load	(16.80)%	(8.18)%	7.22%	N/A	N/A	14.84%	N/A
Class C	(12.04)%	(3.29)%	7.68%	N/A	N/A	14.70%	N/A
Class I	(11.61)%	(2.33)%	8.76%	N/A	N/A	N/A	14.08%
S&P 500 Total Return Index[5]	(6.85)%	(4.38)%	8.49%	13.12%	8.98%	12.36%	11.97%
Russell Midcap Growth Total Return Index[6]	(9.63)%	(4.75)%	7.42%	15.12%	9.22%	13.08%	12.32%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.67%, 2.42%, 1.62% and 1.42% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2019. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.45%, 2.20%, 1.40%, and 1.20% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

6.	The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Holdings by Industry	% of Net Assets
Software	17.4%
Pharmaceuticals	15.8%
Internet	7.7%
Biotechnology	7.3%
Auto Parts & Equipment	5.2%
Semiconductors	5.0%
Advertising	3.2%
Real Estate Investment Trusts	2.9%
Building Materials	2.8%
Transportation	2.5%
Other / Cash & Cash Equivalents	30.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	4

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Portfolio Review (Unaudited) December 31, 2018

The Fund’s performance figures1 for each of the periods ended December 31, 2018 compared to its benchmark:

	Six Month Return	1 Year Return	Since Inception[2]
Class N	(6.62)%	(10.58)%	(6.72)%
Class A without load	(6.55)%	(10.66)%	(6.77)%
Class A with 5.75% load	(11.94)%	(15.77)%	(11.07)%
Class C	(6.87)%	(11.14)%	(7.31)%
Class I	(6.53)%	(10.37)%	(6.51)%
MSCI All-Country World Index (Net)[3]	(9.02)%	(9.42)%	(3.38)%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2019. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver are 1.22%, 1.97%, 1.17%, and 0.97% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Global Dividend Opportunities Fund commenced operations on 9/29/2017.

3.	The MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All-Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

Holdings by Industry	% of Net Assets
Electric	16.9%
Real Estate Investment Trusts (REITs)	12.6%
Energy-Alternate Sources	7.3%
Semiconductors	6.6%
Auto Parts & Equipment	5.9%
Insurance	5.4%
Auto Manufacturers	4.4%
Machinery-Construction & Mining	3.9%
Banks	3.5%
Electrical Components & Equipment	3.0%
Other / Cash & Cash Equivalents	30.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	5

EVENTIDE HEALTH CARE & LIFE
SCIENCES FUND
Portfolio Review (Unaudited) December 31, 2018

The Fund’s performance figures1 for each of the periods ended December 31, 2018 compared to its benchmarks:

	Six Month	1 Year	3 Year	5 Year	Since
	Return	Return	Return	Return	Inception[2]
Class N	(17.16)%	(0.37)%	6.72%	12.52%	19.59%
Class A without load	(17.19)%	(0.44)%	6.66%	12.45%	19.51%
Class A with 5.75% load	(21.96)%	(6.15)%	4.57%	11.13%	18.33%
Class C	(17.49)%	(1.15)%	5.87%	11.63%	18.63%
Class I	(17.06)%	(0.15)%	6.93%	12.73%	19.81%
S&P 500 Total Return Index[3]	(6.85)%	(4.38)%	9.26%	8.49%	12.24%
S&P Biotechnology Select Industry Index[4]	(24.33)%	(14.99)%	1.06%	10.82%	16.42%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.68%, 2.43%, 1.63% and 1.43% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2019. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.56%, 2.31%, 1.51%, and 1.31% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

4.	The S&P Biotechnology Select Industry Index is designed to measure the performance of narrow GICS® sub-industries and is comprised of stock in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry.

5.	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

Holdings by Industry	% of Net Assets
Pharmaceuticals	50.8%
Biotechnology	47.0%
Healthcare-Products	0.9%
Warrants	0.1%
Other / Cash & Cash Equivalents	1.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	6

EVENTIDE LIMITED - TERM BOND FUND
Portfolio Review (Unaudited) December 31, 2018

The Fund’s performance figures1 for each of the periods ended December 31, 2018 compared to its benchmarks:

	Six Month	1 Year	3 Year	5 Year	Since	Since
	Return	Return	Return	Return	Inception[2]	Inception[3]
Class N	N/A	N/A	N/A	N/A	N/A	1.00%
Class A without load	0.65%	(0.59)%	1.26%	1.71%	2.49%	N/A
Class A with 5.75% load	(5.13)%	(6.27)%	(0.71)%	0.51%	1.78%	N/A
Class C	N/A	N/A	N/A	N/A	N/A	1.00%
Class I	0.80%	(0.24)%	1.03%	1.34%	1.91%	N/A
Bloomberg Barclays Intermediate US Aggregate Bond Index[4]	1.91%	0.92%	1.72%	2.09%	2.30%	0.90%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.03%, 1.78%, 0.98% and 0.78% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2020. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver are 1.04%, 1.79%, 0.99%, and 0.79% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class A and Class I commenced operations on July 28, 2010.

3.	Class N and Class C commenced operations on December 14, 2018.

4.	The Bloomberg Barclays Intermediate US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

Holdings by Industry	% of Net Assets
U.S. Government Agencies and Obligations	26.9%
Banks	23.5%
Agency Collateral CMO	15.3%
Asset Backed Securities	8.6%
Electric	7.0%
Insurance	5.5%
Commercial Services	3.8%
Foreign Government Agencies and Obligations	3.1%
Forest Products & Paper	2.2%
Oil & Gas	2.2%
Other / Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	7

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio Review (Unaudited) December 31, 2018

The Fund’s performance figures1 for each of the periods ended December 31, 2018 compared to its benchmarks:

	Six Month	1 Year	3 Year	Since
	Return	Return	Return	Inception[2]
Class N	(5.46)%	(8.44)%	3.71%	2.68%
Class A without load	(5.39)%	(8.48)%	3.69%	2.63%
Class A with 5.75% load	(10.79)%	(13.74)%	1.65%	0.89%
Class C	(5.73)%	(9.13)%	2.94%	1.89%
Class I	(5.28)%	(8.17)%	3.95%	2.90%
MSCI All-Country World Index (Net)[3]	(9.02)%	(9.42)%	6.60%	3.77%
Eventide Multi-Asset Income Blended Index[4]	(4.73)%	(5.52)%	4.92%	3.22%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2019. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver were 1.24%, 1.99%, 1.19%, and 0.99% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

3.	The MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All-Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

4.	The Eventide Multi-Asset Income Blended Index is comprised of 60% of the MSCI All-Country World Index and 40% of the Bloomberg Barclays Aggregate Bond Index. The Eventide Multi-Asset Income Blended Index rebalances its weightings on a monthly frequency.

Holdings by Industry	% of Net Assets
Real Estate Investment Trusts	17.6%
Electric	11.8%
Asset Backed Securities	8.4%
Banks	6.3%
Energy-Alternate Sources	6.0%
Auto Parts & Equipment	4.0%
Auto Manufacturers	3.2%
Commercial Services	3.1%
Agriculture	2.9%
Diversified Financial Services	2.9%
Other / Cash & Cash Equivalents	33.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	8

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) December 31, 2018	1 of 3

Shares		Fair Value

	COMMON STOCK - 83.5%
	ADVERTISING - 3.2%
481,000	Trade Desk, Inc. [1]	$55,824,860

	AUTO PARTS & EQUIPMENT - 5.2%
257,000	Aptiv PLC	15,823,490
184,000	Lear Corp.	22,606,240
587,000	Magna International, Inc.	26,679,150
255,600	WABCO Holdings, Inc. [1]	27,436,104
		92,544,984
	BIOTECHNOLOGY - 7.3%
208,638	Bluebird Bio, Inc. [1]	20,696,889
179,000	Loxo Oncology, Inc. [1]	25,072,530
1,176,355	Magenta Therapeutics, Inc. [1,2,3]	6,705,223
556,000	Sage Therapeutics, Inc. [1]	53,259,240
676,400	Stemline Therapeutics, Inc. [1]	6,425,800
107,000	Vertex Pharmaceuticals, Inc. [1]	17,730,970
		129,890,652
	BUILDING MATERIALS - 2.8%
144,000	Lennox International, Inc.	31,515,840
170,000	Masonite International Corp. [1]	7,621,100
110,000	Vulcan Materials Co.	10,868,000
		50,004,940
	COMMERCIAL SERVICES - 1.5%
50,000	Cintas Corp.	8,399,500
490,000	Macquarie Infrastructure Corp.	17,914,400
		26,313,900
	COMPUTERS - 2.0%
652,000	Varonis Systems, Inc. [1]	34,490,800

	DISTRIBUTION/WHOLESALE - 1.6%
610,000	KAR Auction Services, Inc.	29,109,200

	ELECTRIC - 0.8%
736,000	Atlantica Yield PLC	14,425,600

	ELECTRONICS - 1.1%
34,000	Mettler-Toledo International, Inc. [1]	19,229,720

	ENERGY-ALTERNATE SOURCES - 1.0%
970,000	Pattern Energy Group, Inc.	18,061,400

	ENVIRONMENTAL CONTROL - 2.2%
517,000	Waste Connections, Inc.	38,387,250

	FOOD - 0.9%
4,300,540	SunOpta, Inc. [1,2]	16,643,090

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	9

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	2 of 3

Shares		Fair Value

	COMMON STOCK - 83.5% (Continued)
	INTERNET - 7.7%
301,000	Palo Alto Networks, Inc. [1]	$56,693,350
158,000	Proofpoint, Inc. [1]	13,241,980
220,000	Twilio, Inc. [1]	19,646,000
1,000	Upwork, Inc. [1]	18,110
514,777	Wayfair, Inc. [1]	46,371,112
		135,970,552
	IRON/STEEL – 1.3%
754,000	Steel Dynamics, Inc.	22,650,160

	MACHINERY-DIVERSIFIED – 1.6%
106,000	Roper Technologies, Inc.	28,251,120

	PHARMACEUTICALS – 13.9%
1,077,000	Aimmune Therapeutics, Inc. [1]	25,761,840
1,123,000	Ascendis Pharma A/S [1,2]	70,355,950
1,344,376	Collegium Pharmaceutical, Inc. [1]	23,082,936
164,450	Entasis Therapeutics Holdings, Inc. [1]	669,311
248,974	Essa Pharma, Inc. [1,2,3,6]	522,846
797,144	Momenta Pharmaceuticals, Inc. [1]	8,800,470
1,205,905	Myovant Sciences Ltd. [1,2]	19,788,901
505,000	Sarepta Therapeutics, Inc. [1]	55,110,650
278,700	uniQure [1]	8,032,134
939,000	Zogenix, Inc. [1]	34,235,940
		246,360,978
	RETAIL – 3.5%
565,000	Lowe’s Cos., Inc.	52,183,400
876,000	Waitr Holdings, Inc. [1]	9,767,400
		61,950,800
	SEMICONDUCTORS – 5.0%
172,000	ASML Holding	26,766,640
370,000	Cirrus Logic, Inc. [1]	12,276,600
555,000	Inphi Corp. [1]	17,843,250
227,000	Lam Research Corp.	30,910,590
		87,797,080
	SOFTWARE – 17.4%
1,000,000	Altair Engineering, Inc. [1]	27,580,000
894,000	Five9, Inc. [1]	39,085,680
350,000	HubSpot, Inc. [1]	44,005,500
805,796	Instructure, Inc. [1]	30,225,408
141,000	Paycom Software, Inc. [1]	17,265,450
1,793,000	SendGrid, Inc. [1]	77,403,810
564,000	Splunk, Inc. [1]	59,135,400
388,033	Talend SA [1]	14,388,264
		309,089,512

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	10

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	3 of 3

Shares		Fair Value

	COMMON STOCK - 83.5% (Continued)
	TELECOMMUNICATIONS – 1.0%
68,800	Arista Networks, Inc. [1]	$14,496,160
112,991	GTT Communications, Inc. [1]	2,673,367
		17,169,527
	TRANSPORTATION - 2.5%
788,000	XPO Logistics, Inc. [1]	44,947,520

	TOTAL COMMON STOCK (Cost $ 1,257,229,499)	1,479,113,645

	LIMITED PARTNERSHIPS - 1.8%
	ENERGY-ALTERNATIVE SOURCES - 1.8%
735,000	NextEra Energy Partners LP	31,641,750
	TOTAL LIMITED PARTNERSHIPS (Cost $ 20,723,054)	31,641,750

	PREFERRED STOCK - 1.9%
	PHARMACEUTICALS - 1.9%
133,156	Beta Bionic Series B [1,2,4,5,6]	19,000,030
426,152	Entasis Therapeutics Holdings, Inc. [1,2,4,5,6]	1,647,717
539,806	Magenta Therapeutics, Inc. [1,2,3,4,5,6]	2,923,049
7,263,746	Pliant Therapeutics Series B [1,2,3,4,5,6]	9,499,999
	TOTAL PREFERRED STOCK (Cost $ 46,609,643)	33,070,795

	WARRANTS - 0.0%
370,000	ESSA Pharma, Inc. [1,2,3,4]	568,912
	TOTAL WARRANTS (Cost $ 1,480,000)	568,912

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.9%
300,000	Crown Castle International Corp.	32,589,000
80,000	Extra Space Storage, Inc.	7,238,400
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,096,750
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $ 40,777,903)	51,924,150

	SHORT-TERM INVESTMENTS - 0.6%
10,521,403	Fidelity Investments Money Market Fund - Institutional Class, 2.25% [7]	10,521,403
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 10,521,403)	10,521,403

	TOTAL INVESTMENTS - 90.7% (Cost $ 1,377,341,502)	$1,606,840,655
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3%	164,629,889
	TOTAL NET ASSETS - 100.0%	$1,771,470,544

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. As of December 31, 2018, represented 8.34% of Total Net Assets. See Note 5.

3.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

4.	Security fair valued as of December 31, 2018 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as December 31, 2018 amounted to $ 33,593,641, which represents approximately 1.90% of net assets of the Fund.

5.	Private investment

6.	Restricted security. See Note 6.

7.	Interest rate reflects seven-day effective yield on December 31, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	11

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) December 31, 2018	1 of 3

Shares		Fair Value

	COMMON STOCK - 78.5%
	AGRICULTURE - 2.3%
4,700	Bunge Ltd.	$251,168

	AUTO MANUFACTURERS - 4.4%
12,500	Honda Motor Co. Ltd.	330,625
6,100	New Flyer Industries, Inc.	149,145
		479,770
	AUTO PARTS & EQUIPMENT - 5.9%
3,350	Aptiv PLC	206,260
12,000	Cie Generale des Etablissements Michelin SCA	235,200
4,200	Magna International, Inc.	190,890
		632,350
	BANKS - 3.5%
13,000	First Hawaiian, Inc.	292,630
10,000	Nordea Bank AB	83,900
		376,530
	BUILDING MATERIALS - 2.3%
8,500	Johnson Controls International PLC	252,025

	COMPUTERS - 0.9%
2,500	Western Digital Corp	92,425

	ELECTRIC - 16.9%
20,000	Atlantica Yield PLC	392,000
13,000	Brookfield Renewable Partners LP	336,700
65,000	Cia Energetica de Minas Gerais	231,400
6,000	Clearway Energy, Inc.	103,500
2,000	EDP - Energias de Portugal	69,700
19,600	EDP Renovaveis SA	173,754
20,000	Hydro One Ltd. [1]	294,422
20,000	Red Electrica Corp.	221,900
		1,823,376
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
24,000	Schneider Electric SE	324,480

	ENERGY-ALTERNATE SOURCES - 7.3%
10,000	Pattern Energy Group, Inc.	186,200
30,000	TerraForm Power, Inc.	336,600
10,500	Vestas Wind Systems	264,390
		787,190
	ENGINEERING & CONSTRUCTION - 2.9%
15,000	Vinci SA	307,650

	ENVIORNMENTAL CONTROL - 1.9%
15,000	Covanta Holding Corp.	201,300

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	12

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	2 of 3

Shares		Fair Value

	COMMON STOCK - 78.5% (Continued)
	INSURANCE – 5.4%
17,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$371,450
10,500	NN Group NV	205,695
		577,145
	MACHINERY-CONSTRUCTION & MINING – 3.9%
22,000	ABB Ltd.	418,220

	MACHINERY-DIVERSIFIED – 1.9%
13,591	FANUC Corp.	204,680

	MISCELLANEOUS MANUFACTURING – 2.6%
4,100	Eaton Corp. PLC	281,506

	OFFICE FURNISHINGS – 2.8%
10,000	Herman Miller, Inc.	302,500

	RETAIL – 1.0%
21,000	Kingfisher PLC	109,620

	SEMICONDUCTORS – 6.6%
1,000	ASML Holding NV	155,620
2,000	NXP Semiconductors NV	146,560
11,000	Taiwan Semiconductor Manufacturing Co. Ltd.	406,010
		708,190
	TELECOMMUNICATIONS – 3.0%
25,000	Nokia OYJ	145,500
20,000	Telefonaktiebolaget LM Ericsson	177,400
		322,900
	TOTAL COMMON STOCK (Cost $ 9,708,143)	8,453,025

	LIMITED PARTNERSHIPS – 2.4%
	ENERGY-ALTERNATIVE SOURCES – 2.4%
6,000	NextEra Energy Partners LP	258,300
	TOTAL LIMITED PARTNERSHIPS (Cost $ 240,274)	258,300

	PREFERRED STOCK – 0.7%
	AGRICULTURE – 0.7%
800	Bunge Ltd.	77,600
	TOTAL PREFERRED STOCK (Cost $ 84,347)	77,600

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	13

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	3 of 3

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 12.6%
2,000	Alexandria Real Estate Equities, Inc.	$230,480
10,500	Brandywine Realty Trust	135,135
15,000	British Land Co. PLC	100,200
320	Crown Castle International Corp.	336,720
9,000	Granite Point Mortgage Trust, Inc.	162,270
13,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	247,650
2,500	Prologis, Inc.	146,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $ 1,466,138)	1,359,255

	SHORT-TERM INVESTMENT - 0.9%
100,000	Fidelity Investments Money Market Fund - Institutional Class, 2.25% [2]	100,000
	TOTAL SHORT-TERM INVESTMENT (Cost $ 100,000)

	TOTAL INVESTMENTS - 95.1% (Cost $ 11,598,902)	$10,248,180
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%	522,552
	TOTAL NET ASSETS - 100.0%	$10,770,732

LP - Limited Partnership

PLC - Public Limited Company

1.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.73% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

2.	Interest rate reflects seven-day effective yield on December 31, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	14

EVENTIDE HEALTH CARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) December 31, 2018	1 of 3

Shares		Fair Value

	COMMON STOCK - 93.6%
	BIOTECHNOLOGY - 47.0%
128,900	Acceleron Pharma, Inc. [1]	$5,613,595
1,146,580	Adverum Biotechnologies, Inc. [1]	3,611,727
1,336,000	Amicus Therapeutics, Inc. [1]	12,798,880
254,000	Argenx SE [1]	24,401,780
1,066,000	ArQule, Inc. [1]	2,952,820
275,000	Audentes Therapeutics, Inc. [1]	5,863,000
250,000	Avrobio, Inc. [1]	4,162,500
1,047,000	BioCryst Pharmaceuticals, Inc. [1]	8,449,290
493,000	BioHaven Pharmaceutical Holding Co. Ltd. [1]	18,231,140
68,965	Bluebird Bio, Inc. [1]	6,841,328
412,000	Blueprint Medicines Corp. [1]	22,210,920
123,225	Crinetics Pharmaceuticals, Inc. [1]	3,695,518
131,000	Exact Sciences Corp. [1]	8,266,100
1,412,000	Immunomedics, Inc. [1]	20,149,240
168,000	Intercept Pharmaceuticals, Inc. [1]	16,932,720
319,000	Kiniksa Pharmaceuticals Ltd. [1]	8,960,710
95,000	Loxo Oncology, Inc. [1]	13,306,650
436,364	Magenta Therapeutics, Inc. [1]	2,487,275
335,000	Medicines Co. [1]	6,411,900
270,000	Orchard Therapeutics plc [1]	4,247,100
113,000	PTC Therapeutics, Inc. [1]	3,878,160
380,000	Sage Therapeutics, Inc. [1]	36,400,200
410,000	Stemline Therapeutics, Inc. [1]	3,895,000
2,265,455	Sunesis Pharmaceuticals, Inc. [1,2,3]	941,750
400,000	Synthorx, Inc. [1]	6,952,000
669,000	Urovant Sciences Ltd. [1,2,3]	4,408,710
1,850,000	VBI Vaccines, Inc. [1]	2,960,000
930,000	Veracyte, Inc. [1]	11,699,400
116,000	Vertex Pharmaceuticals, Inc. [1]	19,222,360
1,757,000	Viking Therapeutics, Inc. [1]	13,441,050
170,400	WaVe Life Sciences, Ltd. [1]	7,163,616
424,433	Xenon Pharmaceuticals, Inc. [1]	2,678,172
		313,234,611
	HEALTHCARE-PRODUCTS - 0.9%
110,000	Repligen Corp. [1]	5,801,400

	PHARMACEUTICALS - 45.7%
800,000	ARYA Sciences Acquisition Corp. [1,2,3]	8,192,000
662,000	Aimmune Therapeutics, Inc. [1]	15,835,040
575,648	Ascendis Pharma A/S [1]	36,064,347
246,000	Catalyst Biosciences, Inc. [1]	1,940,940
863,234	Collegium Pharmaceutical, Inc. [1]	14,821,728
334,000	Dermira, Inc. [1]	2,401,460
228,063	Entasis Therapeutics Holdings, Inc. [1]	928,216
232,996	Essa Pharma, Inc. [1,2,3,6]	489,292

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	15

EVENTIDE HEALTH CARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	2 of 3

Shares		Fair Value

	COMMON STOCK - 93.6% (Continued)
	PHARMACEUTICALS - 45.7% (Continued)
720,000	Fennec Pharmaceuticals, Inc. [1,2]	$4,593,600
40,000	Galapagos NV [1]	3,669,600
367,000	Global Blood Therapeutics, Inc. [1]	15,065,350
63,500	GW Pharmaceuticals PLC [1]	6,184,265
275,000	InflaRx NV [1]	10,001,750
900,000	KalVista Pharmaceuticals, Inc. [1,2,3]	17,775,000
1,176,317	Momenta Pharmaceuticals, Inc. [1]	12,986,540
302,000	MyoKardia, Inc. [1]	14,755,720
998,803	Myovant Sciences Ltd. [1,2]	16,390,357
156,000	Neurocrine Biosciences, Inc. [1]	11,139,960
388,000	Ra Pharmaceuticals, Inc. [1]	7,061,600
708,600	Rocket Pharmaceuticals, Inc. [1]	10,501,452
340,168	Sarepta Therapeutics, Inc. [1]	37,122,534
525,000	Sutro Biopharma, Inc. [1,2,3]	4,735,500
457,509	uniQure NV [1]	13,185,409
436,000	Voyager Therapeutics, Inc. [1]	4,098,400
203,000	Xencor, Inc. [1]	7,340,480
774,000	Zogenix, Inc. [1]	28,220,040
		304,572,364
	TOTAL COMMON STOCK (Cost $ 594,708,350)	624,536,591

	PREFERRED STOCK - 5.1%
	PHARMACEUTICALS - 5.1%
678,891	AvroBio, Inc. [1,2,4,5,8]	10,738,358
66,578	Beta Bionic Series B [1,2,4,5,6]	9,500,015
60,876	Entasis Therapeutics Holdings, Inc. [1,2,4,5,6]	235,377
498,283	Magenta Therapeutics, Inc. [1,2,4,5,6]	2,698,203
3,631,873	Pliant Therapeutics Series B [1,2,4,5,6]	4,750,000
719,895	Sutro Biopharma, Inc. [1,2,3,4,5,6]	6,168,780
		34,090,733
	TOTAL PREFERRED STOCK (Cost $ 43,161,659)	34,090,733

	WARRANTS - 0.1%
534,000	ESSA Pharma, Inc. [1,2,3,4]	821,078
	TOTAL WARRANTS (Cost $ 2,136,000)	821,078

	SHORT-TERM INVESTMENTS - 0.5%
3,036,876	Fidelity Investments Money Market Fund - Institutional Class, 2.25% [7]	3,036,876
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 3,036,876)	3,036,876

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	16

EVENTIDE HEALTH CARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	3 of 3

Fair Value

TOTAL INVESTMENTS - 99.3% (Cost $ 643,042,885)	$662,485,278
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	4,750,363
TOTAL NET ASSETS - 100.0%	$667,235,641

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. As of December 31, 2018 represented 13.85% of Total Net Assets.

3.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

4.	Security fair valued as of December 31, 2018 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as December 31, 2018 amounted to $ 34,911,811, which represents approximately 5.23% of net assets of the Fund.

5.	Private investment.

6.	Restricted security. See Note 6.

7.	Interest rate reflects seven-day effective yield on December 31, 2018.

8.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.61% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	17

EVENTIDE LIMITED - TERM BOND FUND
Portfolio of Investments (Unaudited) December 31, 2018	1 of 5

Shares		Fair Value

	PREFERRED STOCK - 17.2%
	BANKS - 6.9%
10,132	Bank of New York Mellon Corp., 5.20%, Perpetual	$230,300
10,071	BB&T Corp., 5.63%, Perpetual	235,259
9,603	Citigroup, Inc., 6.88%, Perpetual	244,108
10,152	State Street Corp., 5.25%, Perpetual	228,623
		938,290
	ELECTRIC - 7.0%
9,463	DTE Energy Co., 6.00%, 12/15/2076	243,956
10,059	Duke Energy Corp., 5.13%, 1/15/2073	228,339
10,107	Interstate Power & Light Co., 5.10%, Perpetual	242,568
9,531	Southern Co., 6.25%, 10/15/2075	243,136
		957,999
	INSURANCE - 1.8%
9,724	Allstate Corp., 6.63%, Perpetual	244,267

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.5%
8,322	Annaly Capital Management, Inc., 7.63%, Perpetual	208,965

	TOTAL PREFERRED STOCK (Cost $ 2,515,300)	2,349,521

Par Value

	CORPORATE BONDS - 42.1%
	AUTO MANUFACTURERS - 1.7%
$250,000	Ford Motor Credit Co. LLC, 4.38%, 8/6/2023	237,052

	BANKS - 16.6%
100,000	Bank of America Corp., 3.50%, 5/17/2022, Quarterly US LIBOR +0.6300% [1]	100,049
250,000	Bank of America Corp., 5.88%, 1/5/2021	263,181
200,000	Barclays PLC, 3.65%, 3/16/2025	184,851
250,000	Capital One NA, 2.95%, 7/23/2021	246,038
250,000	Citigroup, Inc., 4.50%, 1/14/2022	255,614
250,000	Discover Bank, 7.00%, 4/15/2020	260,353
200,000	Huntington National Bank, 2.20%, 4/1/2019	199,617
250,000	Morgan Stanley, 3.75%, 2/25/2023	249,702
250,000	PNC Bank NA, 3.80%, 7/25/2023	251,036
225,000	SunTrust Banks, Inc., 6.00%, 2/15/2026	250,857
		2,261,298
	COMMERCIAL SERVICES - 3.8%
230,000	Block Financial LLC, 4.13%, 10/1/2020	232,000
283,000	RR Donnelley & Sons Co., 6.50%, 11/15/2023	282,988
		514,988
	COMPUTERS - 1.8%
250,000	International Business Machines Corp., 3.63%, 2/12/2024	248,363

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
250,000	BlackRock, Inc., 3.50%, 3/18/2024	252,886

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	18

EVENTIDE LIMITED - TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	2 of 5

Par Value		Fair Value

	CORPORATE BONDS - 42.1% (Continued)
	FOOD - 1.8%
$250,000	Kraft Heinz Foods Co., 2.80%, 7/2/2020	$248,273

	FOREST PRODUCTS & PAPER - 2.2%
300,000	International Paper Co., 3.65%, 6/15/2024	301,559

	INSURANCE - 3.7%
250,000	American International Group, Inc., 4.88%, 6/1/2022	259,585
250,000	CNA Financial Corp., 3.95%, 5/15/2024	247,979
		507,564
	OIL & GAS - 2.2%
200,000	Apache Corp., 3.63%, 2/1/2021	199,757
100,000	Devon Energy Corp., 6.30%, 1/15/2019	100,082
		299,839
	PHARMACEUTICALS - 1.8%
250,000	CVS Health Corp., 2.80%, 7/20/2020	247,837

	PIPELINES - 1.1%
150,000	Buckeye Partners LP, 5.50%, 8/15/2019	151,625

	RETAIL - 1.8%
250,000	AutoZone, Inc., 3.25%, 4/15/2025	238,355

	SEMICONDUCTORS - 1.7%
225,000	KLA-Tencor Corp., 4.65%, 11/1/2024	230,867

	TOTAL CORPORATE BONDS (Cost $ 5,830,374)	5,740,506

	MUNICIPAL BONDS - 10.9%
	DELAWARE - 0.3%
45,000	Delaware State Housing Authority, 2.75%, 12/1/2041	43,411

	ILLINOIS - 2.0%
265,000	Cook County Community High School District No 229 Oak Lawn, 3.00%, 12/1/2020	269,392

	KENTUCKY - 1.9%
250,000	Kentucky Housing Corp., 3.17%, 1/1/2020	249,954

	MASSACHUSETTS - 2.0%
60,000	Massachusetts Housing Finance Agency, 3.28%, 12/1/2020	60,424
200,000	Massachusetts Housing Finance Agency, 4.00%, 6/1/2039	207,670
		268,094
	MARYLAND - 1.4%
195,000	Maryland Community Development Administration, 3.24%, 9/1/2048	192,449

	PENNSYLVANIA - 1.5%
200,000	Pennsylvania Higher Educational Facilities Authority, 4.00%, 6/15/2023	207,630

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	19

EVENTIDE LIMITED - TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	3 of 5

Par Value		Fair Value

	MUNICIPAL BONDS - 10.9% (Continued)
	WASHINGTON – 1.8%
$250,000	Port of Camas-Washougal WA, 2.00%, 12/1/2019	$247,680

	TOTAL MUNICIPAL BONDS (Cost $ 1,486,894)	1,478,610

	AGENCY COLLATERAL CMO – 15.3%
187,921	Fannie Mae Interest Strip, 3.00%, 11/25/2042	186,377
41,923	Fannie Mae REMICS, 2.00%, 7/25/2037	41,568
52,796	Fannie Mae REMICS, 2.50%, 12/25/2028	52,110
239,973	Fannie Mae REMICS, 3.00%, 8/25/2036	235,061
250,000	Fannie Mae REMICS, 3.00%, 12/25/2040	242,641
411,575	Fannie Mae REMICS, 3.00%, 10/25/2042	409,224
211,104	Fannie Mae REMICS, 3.50%, 10/25/2042	214,563
84,529	Freddie Mac REMICS, 2.25%, 2/15/2028	82,114
207,498	Freddie Mac REMICS, 3.00%, 12/15/2044	206,783
280,698	Freddie Mac REMICS, 3.00%, 6/15/2046	279,251
134,567	Government National Mortgage Association, 3.50%, 7/20/2023	136,942
	TOTAL AGENCY COLLATERAL CMO (Cost $ 2,131,694)	2,086,634

	ASSET BACKED SECURITIES – 8.6%
196,681	FGLMC Collateral, 3.00%, 5/1/2046	191,987
175,598	FGLMC Collateral, 3.50%, 5/1/2046	176,158
917	FHLMC Collateral, 4.13%, 5/1/2038, Monthly US LIBOR +1.7500% [2]	953
5,496	FHLMC Collateral, 4.32%, 1/1/2024, H15T1Y +2.3770% [2]	5,622
16,181	FHLMC Collateral, 4.35%, 9/1/2022, H15T1Y +2.0950% [2]	16,183
3,241	FHLMC Collateral, 4.64%, 1/1/2024, H15T1Y +2.1400% [2]	3,248
1,270	FNMA Collateral, 2.90%, 11/1/2020, COF 11 +1.8800% [2]	1,268
184,665	FNMA Collateral, 3.00%, 6/1/2036	182,737
193,693	FNMA Collateral, 3.00%, 5/1/2046	188,966
23,034	FNMA Collateral, 4.01%, 3/1/2038, H15T1Y +2.1980% [2]	24,319
26,141	FNMA Collateral, 4.24%, 7/1/2036, Monthly US LIBOR +1.9050% [2]	27,616
1,660	FNMA Collateral, 4.34%, 9/1/2038, Monthly US LIBOR +1.6140% [2]	1,721
24,483	FNMA Collateral, 4.40%, 6/1/2036, Monthly US LIBOR +1.6500% [2]	25,588
4,176	FNMA Collateral, 4.42%, 8/1/2034, H15T1Y +2.1700% [2]	4,240
57,123	FNMA Collateral, 4.49%, 6/1/2036, H15T1Y +2.1800% [2]	57,204
1,030	GNMA Collateral, 6.50%, 1/15/2024	1,110
144	GNMA Collateral, 6.50%, 4/15/2026	155
162	GNMA Collateral, 7.00%, 9/15/2023	168
695	GNMA Collateral, 7.00%, 2/15/2024	696
6,637	GNMA Collateral, 7.00%, 4/15/2028	6,753
643	GNMA Collateral, 7.50%, 12/15/2023	647
5,673	GNMA2 Collateral, 3.13%, 10/20/2022, H15T1Y +1.5000% [2]	5,747
3,445	GNMA2 Collateral, 3.13%, 12/20/2024, H15T1Y +1.5000% [2]	3,530
6,017	GNMA2 Collateral, 3.13%, 12/20/2024, H15T1Y +1.5000% [2]	6,166
3,904	GNMA2 Collateral, 3.13%, 12/20/2032, H15T1Y +1.5000% [2]	4,055
38,411	GNMA2 Collateral, 3.13%, 10/20/2034, H15T1Y +1.5000% [2]	39,945
19,749	GNMA2 Collateral, 3.38%, 1/20/2023, H15T1Y +1.5000% [2]	20,061

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	20

EVENTIDE LIMITED - TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	4 of 5

Par Value		Fair Value

	ASSET BACKED SECURITIES – 8.6% (Continued)
$13,546	GNMA2 Collateral, 3.38%, 1/20/2024, H15T1Y +1.5000% [2]	$13,811
2,591	GNMA2 Collateral, 3.38%, 2/20/2024, H15T1Y +1.5000% [2]	2,643
2,963	GNMA2 Collateral, 3.38%, 3/20/2024, H15T1Y +1.5000% [2]	3,023
4,014	GNMA2 Collateral, 3.75%, 9/20/2024, H15T1Y +1.5000% [2]	4,115
3,152	GNMA2 Collateral, 3.75%, 7/20/2025, H15T1Y +1.5000% [2]	3,240
10,620	GNMA2 Collateral, 3.75%, 9/20/2030, H15T1Y +1.5000% [2]	10,746
26,602	GNMA2 Collateral, 3.75%, 7/20/2031, H15T1Y +1.5000% [2]	27,600
24,730	GNMA2 Collateral, 3.75%, 7/20/2036, H15T1Y +1.5000% [2]	25,331
26,245	GNMA2 Collateral, 3.75%, 8/20/2041, H15T1Y +1.5000% [2]	27,026
	TOTAL ASSET BACKED SECURITIES (Cost $ 1,206,276)	1,174,316

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5%
204,223	Freddie Mac Multifamily Structured Pass Through Certificates, 1.58%, 4/25/2022	200,155
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
	(Cost $ 203,082)	200,155

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 26.9%
300,000	Federal Farm Credit Banks, 2.35%, 2/12/2021	298,806
275,000	Federal Farm Credit Banks, 2.55%, 11/8/2023	269,973
300,000	Federal Farm Credit Banks, 2.62%, 3/28/2025	291,496
300,000	Federal Farm Credit Banks, 2.68%, 11/2/2020	300,001
300,000	Federal Farm Credit Banks, 2.85%, 4/24/2025	296,119
300,000	Federal Farm Credit Banks, 2.96%, 5/2/2022	300,163
300,000	Federal Farm Credit Banks, 3.47%, 5/7/2024	300,268
250,000	Federal Home Loan Banks, 2.25%, 10/24/2022	245,852
300,000	Federal Home Loan Banks, 2.50%, 5/30/2023	298,113
300,000	Federal Home Loan Banks, 2.97%, 1/23/2026	291,176
150,000	Federal Home Loan Mortgage Corp., 2.38%, 1/13/2022	149,468
150,000	Federal National Mortgage Association, 1.40%, 8/28/2020	146,976
225,000	Federal National Mortgage Association, 2.63%, 9/6/2024	224,393
250,000	Tennessee Valley Authority, 2.88%, 9/15/2024	251,711
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS
	(Cost $ 3,730,116)	3,664,515

	FOREIGN GOVERNMENT AGENCIES AND OBLIGATIONS - 2.0%
25,000	Mexico Government International Bond, 3.60%, 1/30/2025	23,900
250,000	Mexico Government International Bond, 3.63%, 3/15/2022	247,605
	TOTAL FOREIGN GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $ 279,335)	271,505

	SHORT-TERM INVESTMENTS - 2.9%
	U.S. TREASURY BILL - 2.9%
400,000	United States Treasury Bill, 0.00%, 1/3/2019	399,975
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 399,949)	399,975

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	21

EVENTIDE LIMITED - TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	5 of 5

Fair Value

TOTAL INVESTMENTS - 127.4% (Cost $ 17,783,020)	$17,365,737
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.4)%	(3,732,817)
TOTAL NET ASSETS - 100.0%	$13,632,920

COF 11 - Cost of Funds Index

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

1.	Variable rate, rate shown represents the rate at December 31, 2018.

2.	Floating rate, rate shown represents the rate at December 31, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	22

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) December 31, 2018	1 of 7

Shares		Fair Value

	COMMON STOCK - 41.3%
	AGRICULTURE - 1.3%
24,000	Bunge Ltd.	$1,282,560

	AUTO MANUFACTURERS - 2.6%
67,000	Honda Motor Co., Ltd.	1,772,150
29,000	NFI Group, Inc.	709,050
		2,481,200
	AUTO PARTS & EQUIPMENT - 3.5%
14,000	Aptiv PLC	861,980
72,500	Cie Generale des Etablissements Michelin SCA	1,421,000
22,500	Magna International, Inc.	1,022,625
		3,305,605
	BANKS - 2.5%
81,000	First Hawaiian, Inc.	1,823,310
65,000	Nordea Bank	545,350
		2,368,660
	BUILDING MATERIALS - 1.6%
50,000	Johnson Controls International PLC	1,482,500

	COMMERCIAL SERVICES - 1.8%
46,000	Macquarie Infrastructure Corp.	1,681,760

	ELECTRIC - 8.3%
110,000	Atlantica Yield PLC	2,156,000
10,000	Clearway Energy, Inc.	172,500
35,000	EDP - Energias de Portugal SA	1,219,750
121,000	EDP Renovaveis SA	1,072,665
115,000	Hydro One Ltd. [2]	1,692,927
70,000	Red Electrica Corp SA	776,650
60,000	SSE PLC	826,200
		7,916,692
	ELECTRICAL COMPONENETS & EQUIPMENT - 1.8%
130,000	Schneider Electric SE	1,757,600

	ENERGY-ALTERNATE SOURCES - 3.7%
65,000	Pattern Energy Group, Inc.	1,210,300
150,000	Terraform Power, Inc.	1,683,000
27,000	Vestas Wind Systems A/S	679,860
		3,573,160
	ENGINEERING & CONSTRUCTION - 2.2%
104,500	Vinci SA	2,143,295

	ENVIRONMENTAL CONTROL - 0.9%
65,000	Covanta Holding Corp.	872,300

	INSURANCE - 2.9%
100,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,185,000
30,090	NN Group NV	589,463
		2,774,463

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	23

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Portfolio of Investments (Unaudited) (Continued) December 31, 2018	2 of 7

Shares		Fair Value

	COMMON STOCK - 41.3% (Continued)
	MACHINERY-CONSTRUCTION & MINING - 2.1%
105,000	ABB, Ltd.	$1,996,050

	MISCELLANEOUS MANUFACTURING - 1.4%
20,000	Eaton Corp. PLC	1,373,200

	OFFICE FURNISHINGS - 1.3%
42,500	Herman Miller, Inc.	1,285,625

	RETAIL - 0.8%
151,000	Kingfisher PLC	788,220

	SEMICONDUCTORS - 1.8%
46,000	Taiwan Semiconductors Manufacturing Co., Ltd.	1,697,860

	TELECOMMUNICATIONS - 0.8%
90,000	Telefonaktiebolaget LM Ericsson	798,300

	TOTAL COMMON STOCK (Cost $ 45,101,884)	39,579,050

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.0%
8,000	Alexandria Real Estate Equities, Inc.	921,920
104,000	Brandywine Realty Trust	1,338,480
51,155	British Land Co. PLC	341,715
40,000	Granite Point Mortgage Trust, Inc.	721,200
50,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	952,500
80,000	Lexington Realty Trust	656,800
15,500	Liberty Property Trust	649,140
12,500	Prologis, Inc.	734,000
2,000	Public Storage	404,820
8,500	Ventas, Inc.	498,015
7,500	Welltower, Inc.	520,575
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $ 8,382,162)	7,739,165

	PREFERRED STOCK - 6.3%
	AGRICULTURE - 1.5%
15,000	Bunge, Ltd., 4.88%, Perpetual	1,455,000

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.3%
21,500	Annaly Capital Management, Inc., 6.5%, Perpetual, Quarterly US LIBOR +4.1720% [3]	499,445
21,000	Annaly Capital Management, Inc., 6.95%, Perpetual, Quarterly US LIBOR +4.9930% [3]	519,960
1,035	Crown Castle International Corp., 6.88%, 8/1/2020	1,089,079
77,364	Digital Realty Trust, Inc., 7.38%, Perpetual	1,950,346
		4,058,830
	TRANSPORTATION - 0.5%
23,000	Seaspan Corp., 8.00%, Perpetual, Quarterly US LIBOR +5.0080% [3]	503,700

	TOTAL PREFERRED STOCK (Cost $ 6,284,544)	6,017,530

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	24

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	3 of 7

Shares		Fair Value

	LIMITED PARTNERSHIPS - 5.6%
	ELECTRIC - 2.4%
90,000	Brookfield Renewable Partners LP	$2,331,000

	ENERGY-ALTERNATIVE SOURCES - 2.3%
50,000	NextEra Energy Partners LP	2,152,500

	GAS - 0.9%
33,000	AmeriGas Partners LP	834,900

	TOTAL LIMITED PARTNERSHIPS (Cost $ 6,120,899)	5,318,400

Par Value
	CORPORATE BONDS - 26.5%
	ADVERTISING - 0.1%
$125,000	Outfront Media Capital LLC, 5.63%, 2/15/2024	123,594

	AGRICULTURE - 0.1%
100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	99,803

	AUTO MANUFACTURERS - 0.6%
700,000	Tesla, Inc., 5.30%, 8/15/2025 [2]	610,750

	AUTO PARTS & EQUIPMENT - 0.6%
400,000	Lear Corp., 5.25%, 1/15/2025	411,272
175,000	Lear Corp., 5.38%, 3/15/2024	180,029
		591,301
	BANKS - 4.0%
400,000	Bank of America Corp., 3.50%, 5/17/2022, Quarterly US LIBOR +0.6300% [3]	400,196
248,000	Bar Harbor Bank & Trust, 3.00%, 6/27/2019, Quarterly US LIBOR +0.5000% [3]	248,332
320,000	BB&T Corp., 2.63%, 6/29/2020	317,204
750,000	Credit Agricole Corporate & Investment Bank SA, 2.90%, 5/25/2021 [4]	749,189
290,000	First Horizon National Corp., 3.50%, 12/15/2020	290,145
507,000	National Australia Bank Ltd., 3.63%, 6/20/2023	506,282
600,000	Nordea Bank, 3.65%, 8/30/2023, Quarterly US LIBOR +0.9400% [2,5]	593,785
250,000	SCE Federal Credit Union, 3.00%, 7/24/2023, FCPR DLY -2.5000% [1,3]	245,107
175,000	Synovus Financial Corp., 3.13%, 11/1/2022	165,373
325,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	319,133
		3,834,746
	BIOTECHNOLOGY - 0.7%
400,000	Acorda Therapeutics, Inc., 1.75%, 6/15/2021	332,951
500,000	Medicines Co., 2.75%, 7/15/2023	379,323
		712,274
	BUILDING MATERIALS - 1.0%
300,000	Fortune Brands Home & Security, Inc., 4.00%, 9/21/2023	297,136
100,000	Masco Corp., 4.45%, 4/1/2025	100,317
151,000	Masco Corp., 5.95%, 3/15/2022	160,127
120,000	Masonite International Corp., 5.63%, 3/15/2023 [2]	116,850
265,000	Vulcan Materials Co., 3.39%, 3/1/2021, Quarterly US LIBOR +0.6500% [5]	263,093
		937,523

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	25

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	4 of 7

Par Value		Fair Value

	CORPORATE BONDS - 26.5% (Continued)
	COMMERCIAL SERVICES - 1.4%
$200,000	Ashtead Capital, Inc., 5.63%, 10/1/2024 [2]	$202,750
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	996,756
165,000	United Rentals North America, Inc., 5.88%, 9/15/2026	156,131
		1,355,637
	COMPUTERS - 0.4%
375,000	Apple, Inc., 2.85%, 2/23/2023	370,618

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
275,000	Air Lease Corp., 2.13%, 1/15/2020	271,095
275,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	267,020
225,000	Eaton Vance Corp., 3.63%, 6/15/2023	226,609
1,894,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,725,383
225,000	Intercontinental Exchange, Inc., 3.75%, 12/1/2025	226,373
68,000	Lazard Group LLC, 4.25%, 11/14/2020	68,935
		2,785,415
	ELECTRIC - 1.3%
100,000	Clearway Energy, Inc., 3.50%, 2/1/2019 [2]	100,000
250,000	Clearway Energy Operating LLC, 5.00%, 9/15/2026	225,625
250,000	Clearway Energy Operating LLC, 5.38%, 8/15/2024	238,750
350,000	Duke Energy Carolinas LLC, 3.35%, 5/15/2022	353,431
375,000	MidAmerican Energy Co., 3.10%, 5/1/2027	365,382
		1,283,188
	ENERGY-ALTERNATIVE SOURCES - 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	98,813

	ENGINEERING & CONSTRUCTION - 0.2%
170,000	MasTec, Inc., 4.88%, 3/15/2023	165,538

	HOME BUILDERS - 0.1%
100,000	Lennar Corp., 4.75%, 4/1/2021	99,375

	INSURANCE - 0.8%
250,000	Aflac, Inc., 3.25%, 3/17/2025	244,114
250,000	Primerica, Inc., 4.75%, 7/15/2022	258,361
250,000	UNUM Group, 4.00%, 3/15/2024	248,430
		750,905
	INTERNET - 0.2%
175,000	VeriSign, Inc., 5.25%, 4/1/2025	173,906

	IRON/STEEL - 0.3%
250,000	Steel Dynamics, Inc., 5.25%, 4/15/2023	247,500

	MACHINERY-DIVERSIFIED - 0.1%
100,000	Roper Technologies, Inc., 3.80%, 12/15/2026	97,672

	MULTI - NATIONAL - 0.3%
325,000	European Investment Bank, 2.50%, 10/15/2024	321,101

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	26

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	5 of 7

Par Value		Fair Value

	CORPORATE BONDS - 26.5% (Continued)
	PACKAGING & CONTAINERS - 0.3%
$125,000	Berry Global, Inc., 5.13%, 7/15/2023	$124,100
125,000	Sealed Air Corp., 5.13%, 12/1/2024 [2]	123,281
		247,381
	PHARMACEUTICALS – 1.6%
250,000	AbbVie, Inc., 2.50%, 5/14/2020	247,710
1,200,000	Dermira, Inc., 3.00%, 5/15/2022	930,202
500,000	Theratechnologies, Inc., 5.75%, 6/30/2023 [1,2]	382,500
		1,560,412
	PIPELINES – 0.1%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020 [2]	99,690

	PRIVATE EQUITY – 2.0%
200,000	Hercules Capital, Inc., 4.38%, 2/1/2022	189,780
1,750,000	Hercules Capital, Inc., 4.63%, 10/23/2022	1,709,207
		1,898,987
	REAL ESTATE INVESTMENT TRUSTS (REITs) – 5.5%
215,000	Boston Properties LP, 5.63%, 11/15/2020	222,957
350,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	348,427
250,000	Brandywine Operating Partnership LP, 4.10%, 10/1/2024	247,607
250,000	Crown Castle International Corp., 3.65%, 9/1/2027	232,183
600,000	Crown Castle International Corp., 5.25%, 1/15/2023	623,619
250,000	Digital Realty Trust LP, 2.75%, 2/1/2023	239,077
250,000	Digital Realty Trust LP, 5.25%, 3/15/2021	258,273
75,000	HCP, Inc., 2.63%, 2/1/2020	74,485
100,000	HCP, Inc., 4.00%, 12/1/2022	99,944
250,000	HCP, Inc., 4.00%, 6/1/2025	245,071
200,000	Healthcare Trust of America, 2.95%, 7/1/2022	194,554
230,000	Highwoods Realty LP, 3.20%, 6/15/2021	227,322
350,000	Kilroy Realty LP, 4.75%, 12/15/2028	357,163
320,000	Lexington Realty Trust, 4.40%, 6/15/2024	315,608
250,000	Mid-America Apartments LP, 3.60%, 6/1/2027	241,688
245,000	Public Storage, 2.37%, 9/15/2022	236,746
215,000	Simon Property Group LP, 3.75%, 2/1/2024	215,645
265,000	Tanger Properties, 3.88%, 7/15/2027	250,537
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022	252,979
290,000	Welltower, Inc., 4.50%, 1/15/2024	297,705
50,000	WP Carey, Inc., 4.60%, 4/1/2024	50,801
		5,232,391
	RETAIL – 0.6%
250,000	AutoNation, Inc., 3.5%, 11/15/2024	231,590
160,000	AutoZone, Inc., 4.00%, 11/15/2020	161,304
160,000	Penske Auto Group, Inc., 5.75%, 10/1/2022	160,400
		553,294
	SEMICONDUCTORS – 0.2%
150,000	Amkor Technology, Inc., 6.38%, 10/1/2022	150,795

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	27

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	6 of 7

Par Value		Fair Value

	CORPORATE BONDS - 26.5% (Continued)
	SOFTWARE - 0.2%
$205,000	Fiserv, Inc., 3.80%, 10/1/2023	$206,496

	TEXTILES - 0.3%
300,000	Mohawk Industries, Inc., 4.13%, 5./15/2022	300,678

	TELLECOMMUNICATIONS - 0.3%
300,000	Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/2022	295,314

	TRANSPORTATION - 0.2%
188,000	XPO Logistics, Inc., 6.50%, 6/15/2022 [2]	187,060

	TOTAL CORPORATE BONDS (Cost $ 26,211,981)	25,392,157

	MUNICIPAL BONDS - 3.2%
	CALIFORNIA - 1.0%
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	203,222
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	94,240
675,000	San Francisco City & County Redevelopment Agency, 3.53%, 8/1/2025	683,758
		981,220
	CONNECTICUT - 0.4%
400,000	State of Connecticut, 2.70%, 9/1/2022	393,708

	HAWAII - 0.2%
150,000	City & County of Honolulu, HI, 2.52%, 10/1/2026	144,560

	ILLINOIS - 0.5%
500,000	Kane Cook & DuPage etc Counties Community College, 5.63%, 12/15/2031	524,770

	MASSACHUSETTS - 0.1%
30,000	Town of Lancaster, MA, 2.85%, 9/15/2019	29,925

	MICHIGAN - 0.1%
25,000	County of Ottawa, MI, 7.00%, 5/1/2027	25,345
20,000	Fraser Public School District, 5.45%, 5/1/2020	20,304
		45,649
	NEW JERSEY - 0.3%
315,000	Mainland Regional High School District, 5.38%, 10/15/2025	321,084

	NEW YORK - 0.0%
25,000	City of Auburn, NY, 2.63%, 3/1/2020	24,745

	PENNSYLVANIA - 0.4%
400,000	Commonwealth of Pennsylvania, 5.35%, 5/1/2030	410,414

	TEXAS - 0.2%
235,000	Dallas County Schools, 3.45%, 6/1/2022 [1]	224,425

	TOTAL MUNICIPAL BONDS (Cost $ 3,168,594)	3,100,500

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	28

EVENTIDE MULTI - ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2018	7 of 7

Par Value		Fair Value

	ASSET BACKED SECURITIES - 8.6%
$575,925	FGLMC Collateral, 3.00%, 10/1/2032	$574,176
554,110	FGLMC Collateral, 3.00%, 12/1/2032	552,427
532,616	FGLMC Collateral, 3.00%, 8/1/2043	523,415
402,689	FGLMC Collateral, 3.50%, 11/1/2044	404,638
527,001	FGLMC Collateral, 3.50%, 2/1/2048	527,006
383,713	FGLMC Collateral, 4.00%, 5/1/2032	393,658
176,410	FGLMC Collateral, 4.00%, 11/1/2044	180,398
196,361	FGLMC Collateral, 4.00%, 2/1/2045	200,778
415,762	FGLMC Collateral, 4.00%, 11/1/2045	424,687
455,692	FNMA Collateral, 3.00%, 11/1/2032	454,928
456,181	FNMA Collateral, 3.00%, 7/1/2043	448,610
416,859	FNMA Collateral, 3.50%, 6/1/2027	422,791
491,698	FNMA Collateral, 3.50%, 1/1/2046	493,407
467,597	FNMA Collateral, 4.00%, 7/1/2033	479,284
318,843	FNMA Collateral, 4.00%, 9/1/2047	325,249
424,863	FNMA Collateral, 4.00%, 11/1/2047	433,388
492,864	FNMA Collateral, 4.00%, 9/1/2048	502,751
224,849	FNMA Collateral, 4.50%, 6/1/2044	235,609
131,894	GNMA2 Collateral, 3.00%, 1/20/2046	130,425
110,456	GNMA2 Collateral, 3.50%, 11/20/2045	111,544
132,801	GNMA2 Collateral, 4.00%, 9/20/2045	136,661
243,510	Option One Mortgage Loan Trust, 3.19%, 11/25/2034, Monthly US LIBOR +0.6800% [5]	234,315
	TOTAL ASSET BACKED SECURITIES (Cost $ 8,284,249)	8,190,145

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
15,428	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	15,404
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $ 15,452)	15,404

Shares
	SHORT-TERM INVESTMENTS - 0.6%
608,455	Fidelity Investments Money Market Fund - Institutional Class, 2.25% [6]	608,455
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 608,455)	608,455

	TOTAL INVESTMENTS - 100.1% (Cost $ 104,178,220)	$95,960,806
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(170,210)
	TOTAL NET ASSETS - 100.0%	$95,790,596

FCPR - Federal Reserve Bank Prime Loan Rate US

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

1.	Illiquid security. As of December 31, 2018 represented 0.89% of Total Net Assets.

2.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 4.29% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

3.	Variable rate, rate shown represents the rate at December 31, 2018.

4.	STEP Securities

5.	Floating rate, rate shown represents the rate at December 31, 2018.

6.	Interest rate reflects seven-day effective yield on December 31, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	29

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) December 31, 2018

		Eventide	Eventide	Eventide	Eventide
	Eventide	Global Dividend	Healthcare &	Limited-Term	Multi-Asset
	Gilead Fund	Opportunity Fund	Life Sciences Fund	Bond Fund	Income Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,336,462,599	$11,598,902	$594,264,823	$17,783,020	$104,178,220
Affiliated investments at cost	40,878,903	—	48,778,062	—	—
Investments at cost	1,377,341,502	11,598,902	643,042,885	17,783,020	104,178,220
Unaffiliated investments at value	$1,586,620,626	$10,248,180	$618,953,168	$17,365,737	$95,960,806
Affiliated investments at value	20,220,029	—	43,532,110	—	—
Total investments at value	1,606,840,655	10,248,180	662,485,278	17,365,737	95,960,806
Cash held at custodian	166,831,848	441,507	9,421,388	223,900	633,850
Cash held at broker	14,865	—	133,254	—	102,110
Receivable for securities sold	—	—	—	—	227,362
Receivable for Fund shares sold	3,663,066	32,832	2,713,975	10,000	83,580
Dividends and interest receivable	1,417,501	54,339	30,527	177,294	685,306
Due from Management	—	15,575	—	19,372	—

Prepaid expenses and other assets	98,570	7,627	84,715	17,817	57,430
TOTAL ASSETS	1,778,836,505	10,800,060	674,850,732	17,814,120	97,738,683

LIABILITIES
Management fees payable	1,539,775	—	678,547	—	58,480
Distribution (12b-1) fees payable	1,299,036	1,358	197,564	2,361	41,192
Payable for Fund shares repurchased	4,337,959	204	6,713,827	4,152,366	1,836,403
Payable to related parties	58,477	4,140	16,910	3,439	11,522
Accrued expenses and other liabilities	160,714	23,626	26,648	23,034	12,251
TOTAL LIABILITIES	7,365,961	29,328	7,615,091	4,181,200	1,948,087
NET ASSETS	$1,771,470,544	$10,770,732	$667,235,641	$13,632,920	$95,790,596

Composition of Net Assets:
Paid in capital	$1,544,313,378	$12,045,558	$656,638,744	$14,040,859	$103,282,956
Accumulated earnings (losses)	227,157,166	(1,274,826)	10,596,897	(407,939)	(7,492,360)
NET ASSETS	$1,771,470,544	$10,770,732	$667,235,641	$13,632,920	$95,790,596

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	30

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued) December 31, 2018

		Eventide	Eventide	Eventide	Eventide
	Eventide	Global Dividend	Healthcare &	Limited-Term	Multi-Asset
	Gilead Fund	Opportunity Fund	Life Sciences Fund	Bond Fund	Income Fund

Net Asset Value Per Share:
Class N Shares:
Net Assets	$369,355,877	$5,049,394	$89,601,450	$1,111	$14,011,922
Shares of beneficial interest outstanding[1]	11,661,872	562,684	3,366,193	110	1,426,182
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share[2]	$31.67	$8.97	$26.62	$10.10	$9.82

Class A Shares:
Net Assets	$210,235,891	$603,895	$120,471,238	$12,529,399	$9,164,987
Shares of beneficial interest outstanding[1]	6,664,823	67,338	4,545,971	1,237,543	933,051
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share[2]	$31.54	$8.97	$26.50	$10.12	$9.82
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$33.47	$9.52	$28.12	$10.74	$10.42

Class C Shares:
Net Assets	$200,592,970	$318,293	$64,756,965	$1,010	$5,756,979
Shares of beneficial interest outstanding[1]	6,865,244	35,525	2,565,094	100	587,611
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share[2]	$29.22	$8.96	$25.25	$10.10	$9.80

Class I Shares:
Net Assets	$991,285,806	$4,799,150	$392,405,988	$1,101,400	$66,856,708
Shares of beneficial interest outstanding[1]	30,718,074	534,912	14,562,757	106,542	6,804,744
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share[2]	$32.27	$8.97	$26.95	$10.34	$9.83

1.	Unlimited number of shares of beneficial interest authorized, no par value.

2.	Redemptions made in the Eventide Healthcare & Life Sciences Fund within 180 days of purchased may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	31

EVENTIDE FUNDS
Statements of Operations (Unaudited)	1 of 2
For the Six Months Ended December 31, 2018

		Eventide	Eventide
	Eventide	Global Dividend	Healthcare &
	Gilead Fund	Opportunity Fund	Life Sciences Fund

INVESTMENT INCOME
Dividend income	$8,272,462	$174,783	$105,600
Interest	2,088,603	6,868	401,914
Less: Foreign dividend withholding taxes	(96,947)	(6,944)	—
TOTAL INVESTMENT INCOME	10,264,118	174,707	507,514

EXPENSES
Management fees	9,903,240	41,409	4,395,563
Distribution (12b-1) fees:
Class N	427,465	5,267	114,320
Class A	319,519	730	176,771
Class C	1,152,506	1,714	388,093
Shareholder servicing fees	792,280	5,824	243,943
Administrative fees	484,321	7,156	201,780
Management services fees	237,722	4,013	99,480
Printing and postage expenses	85,698	13,033	26,325
Custodian fees	44,335	3,102	17,235
Registration fees	32,200	11,040	27,600
Insurance expense	25,208	184	8,280
Compliance officer fees	23,960	4,394	10,295
Audit fees	11,594	10,072	7,183
Legal fees	10,081	3,984	10,586
Trustees fees and expenses	6,050	8,059	6,050
Other expenses	1,715	2,081	2,672
TOTAL EXPENSES	13,557,894	122,062	5,736,176

Less: Fees waived/reimbursed by the Manager	—	(60,494)	—
NET EXPENSES	13,557,894	61,568	5,736,176

NET INVESTMENT INCOME (LOSS)	(3,293,776)	113,139	(5,228,662)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Unaffiliated investments	67,385,173	43,714	22,190,936
Affiliated investments	3,984,503	—	—
Net realized gain	71,369,676	43,714	22,190,936
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(290,911,163)	(934,342)	(172,934,643)
Affiliated investments (See Note 5)	(16,859,506)	—	(2,701,215)
Foreign currency transactions	—	(6)	—
Net change in unrealized depreciation	(307,770,669)	(934,348)	(175,635,858)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(236,400,993)	(890,634)	(153,444,922)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(239,694,769)	$(777,495)	$(158,673,584)

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	32

EVENTIDE FUNDS
Statements of Operations (Unaudited) (Continued)	2 of 2

			Eventide Multi-
	Eventide Limited-Term Bond Fund		Asset Income Fund
	Period Ended	Year Ended	Six Months Ended
	Dec. 31, 2018 [1]	Oct. 31, 2018	Dec. 31, 2018
INVESTMENT INCOME
Dividend income	$30,945	$182,433	$1,521,511
Interest	65,011	499,496	593,597
Less: Foreign dividend withholding taxes	—	—	(34,544)
TOTAL INVESTMENT INCOME	95,956	681,929	2,080,564

EXPENSES
Management fees	14,629	97,779	409,199
Distribution (12b-1) fees:
Class N	—	—	17,315
Class A	6,982	51,547	14,174
Class C	—	—	32,562
Non 12b-1 shareholder servicing fees	718	19,556	31,908
Administrative fees	9,095	61,343	48,318
Management services fees	427	—	17,771
Printing and postage expenses	3,277	3,352	9,577
Custodian fees	1,346	10,590	6,769
Registration fees	5,305	33,561	32,025
Insurance expense	692	5,271	1,656
Compliance officer fees	995	3,250	8,184
Audit fees	2,719	19,340	7,183
Legal fees	2,208	19,669	5,395
Trustees fees and expenses	3,889	16,432	6,050
Other expenses	3,226	5,782	1,362
TOTAL EXPENSES	55,508	347,472	649,448

Less: Fees waived/reimbursed by the Manager	(20,624)	(78,638)	(53,327)
NET EXPENSES	34,884	268,834	596,121

NET INVESTMENT INCOME	61,072	413,095	1,484,443

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(37,691)	20,293	177,330
Foreign currency transactions	—	—	(189)
Options written	—	—	101,592
Net realized gain (loss)	(37,691)	20,293	278,733
Net change in unrealized appreciation (depreciation) on:
Investments	163,117	(823,312)	(7,801,024)
Foreign currency transactions	—	—	(414)
Options written	—	—	(702)
Net change in unrealized appreciation (depreciation)	163,117	(823,312)	(7,802,140)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	125,426	(803,019)	(7,523,407)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$186,498	$(389,924)	$(6,038,964)

1.	Represents the period November 1, 2018 through December 31, 2018. See Note 1.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	33

EVENTIDE GILEAD FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018

FROM OPERATIONS
Net investment loss	$(3,293,776)	$(3,047,221)
Net realized gain from investments	71,369,676	123,723,953
Net change in unrealized appreciation (depreciation) on investments	(307,770,669)	239,952,098
Net increase (decrease) in net assets resulting from operations	(239,694,769)	360,628,830

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid [1]
Class N	(19,181,105)	—
Class A	(11,036,485)	—
Class C	(11,174,372)	—
Class I	(49,778,849)	—
Total distributions to shareholders	(91,170,811)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	50,401,154	113,401,263
Class A	31,386,506	72,619,847
Class C	18,818,075	36,504,235
Class I	284,932,442	570,848,828
Net asset value of shares issued in reinvestment of distributions:
Class N	17,616,853	—
Class A	9,450,772	—
Class C	10,688,375	—
Class I	43,608,404	—
Payments for shares repurchased:
Class N	(64,934,997)	(87,037,562)
Class A	(65,664,103)	(330,573,397)
Class C	(20,089,920)	(42,595,236)
Class I	(122,528,594)	(154,912,817)
Net increase in net assets from shares of beneficial interest	193,684,967	178,255,161

TOTAL INCREASE (DECREASE) IN NET ASSETS	(137,180,613)	538,883,991

NET ASSETS
Beginning of Period	1,908,651,157	1,369,767,166
End of Period [2]	$1,771,470,544	$1,908,651,157

1.	Distributions from net investment income and net realized capital gains are combined for the six month period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 if any, have not been reclassified to conform to the current period presentation.

2.	Net Assets- End of Period includes distributions in excess of net investment income of $ 8,691,059 as of June 30, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	34

EVENTIDE GILEAD FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018

SHARE ACTIVITY
Class N:
Shares Sold	1,363,924	3,209,669
Shares Reinvested	554,512	—
Shares Repurchased	(1,778,670)	(2,611,863)
Net increase in shares of beneficial interest outstanding	139,766	597,806

Class A:
Shares Sold	838,841	2,171,844
Shares Reinvested	298,697	—
Shares Repurchased	(1,754,904)	(10,016,679)
Net decrease in shares of beneficial interest outstanding	(617,366)	(7,844,835)

Class C:
Shares Sold	535,256	1,123,570
Shares Reinvested	364,542	—
Shares Repurchased	(583,979)	(1,361,735)
Net increase (decrease) in shares of beneficial interest outstanding	315,819	(238,165)

Class I:
Shares Sold	7,535,783	16,544,069
Shares Reinvested	1,347,186	—
Shares Repurchased	(3,363,265)	(4,462,320)
Net increase in shares of beneficial interest outstanding	5,519,704	12,081,749

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	35

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2018	Period Ended
	(Unaudited)	June 30, 2018 [1]

FROM OPERATIONS
Net investment income	$113,139	$163,769
Net realized gain (loss) from investments	43,714	(33,871)
Net change in unrealized depreciation on investments	(934,348)	(416,387)
Net decrease in net assets resulting from operations	(777,495)	(286,489)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	—	(105)
Class A	—	(31)
Class C	—	(1)
Class I	—	(2,777)
From net investment income:
Class N	—	(50,054)
Class A	—	(5,526)
Class C	—	(2,485)
Class I	—	(76,461)
Total Distributions Paid[2]
Class N	(31,199)	(50,054)
Class A	(3,175)	(5,526)
Class C	(1,078)	(2,485)
Class I	(37,950)	(76,461)
Total distributions to shareholders	(73,402)	(137,440)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	1,108,911	5,050,076
Class A	213,701	551,480
Class C	65,500	306,964
Class I	1,734,701	7,643,281
Net asset value of shares issued in reinvestment of distributions:
Class N	29,983	48,672
Class A	2,651	4,950
Class C	892	2,109
Class I	32,927	58,861
Payments for shares repurchased:
Class N	(624,789)	(41,182)
Class A	(75,338)	(24,985)
Class I	(2,024,075)	(1,999,040)
Net increase in net assets from shares of beneficial interest	444,372	11,601,186

TOTAL INCREASE (DECREASE) IN NET ASSETS	(406,525)	11,177,257

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	36

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2018	Period Ended
	(Unaudited)	June 30, 2018 [1]

NET ASSETS
Beginning of Period	$11,177,257	$—
End of Period [3]	$10,770,732	$11,177,257

SHARE ACTIVITY
Class N:
Shares Sold	116,161	509,392
Shares Reinvested	3,074	5,060
Shares Repurchased	(65,777)	(4,124)
Net increase in shares of beneficial interest outstanding	53,458	510,328

Class A:
Shares Sold	21,599	54,962
Shares Reinvested	272	514
Shares Repurchased	(7,610)	(2,552)
Net increase in shares of beneficial interest outstanding	14,261	52,924

Class C:
Shares Sold	8,099	30,759
Shares Reinvested	91	219
Net increase in shares of beneficial interest outstanding	8,190	30,978

Class I:
Shares Sold	179,296	759,832
Shares Reinvested	3,427	6,092
Shares Repurchased	(211,084)	(203,262)
Net increase (decrease) in shares of beneficial interest outstanding	(28,361)	562,662

1.	Eventide Global Dividend Opportunities Fund commenced on September 29, 2017.

2.	Distributions from net investment income and net realized capital gains are combined for the six month period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended June 30, 2018 have not been reclassified to conform to the current period presentation.

3.	Net Assets- End of Period includes distributions in excess of net investment income of $ 19,844 as of June 30, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	37

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018

FROM OPERATIONS
Net investment loss	$(5,228,662)	$(6,568,965)
Net realized gain from investments	22,190,936	56,679,781
Net change in unrealized appreciation (depreciation) on investments	(175,635,858)	138,590,933
Net increase (decrease) in net assets resulting from operations	(158,673,584)	188,701,749

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	—	(624,786)
Class A	—	(1,368,392)
Class C	—	(760,491)
Class I	—	(3,062,320)
Total Distributions Paid [1]
Class N	(6,577,525)	—
Class A	(8,379,694)	—
Class C	(4,735,812)	—
Class I	(28,862,148)	—
Total distributions to shareholders	(48,555,179)	(5,815,989)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	57,507,624	53,266,051
Class A	32,312,238	42,580,063
Class C	11,276,683	16,551,930
Class I	209,833,730	224,461,571
Net asset value of shares issued in reinvestment of distributions:
Class N	5,875,000	560,992
Class A	7,320,069	1,233,805
Class C	4,327,695	688,515
Class I	20,077,410	2,465,608
Redemption fee proceeds:
Class N	77,248	93,846
Class A	96,041	60,964
Class C	52,263	2,859
Class I	326,093	42,399
Payments for shares repurchased:
Class N	(37,326,496)	(18,704,432)
Class A	(18,465,565)	(100,797,023)
Class C	(6,924,178)	(13,243,787)
Class I	(102,743,561)	(57,617,723)
Net increase in net assets from shares of beneficial interest	183,622,294	151,645,638

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,606,469)	334,531,398

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	38

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018

NET ASSETS
Beginning of Period	$690,842,110	$356,310,712
End of Period [2]	$667,235,641	$690,842,110

SHARE ACTIVITY
Class N:
Shares Sold	1,652,565	1,719,131
Shares Reinvested	217,271	20,400
Shares Repurchased	(1,198,977)	(640,441)
Net increase in shares of beneficial interest outstanding	670,859	1,099,090

Class A:
Shares Sold	954,207	1,440,437
Shares Reinvested	271,920	45,029
Shares Repurchased	(556,219)	(3,555,179)
Net increase (decrease) in shares of beneficial interest outstanding	669,908	(2,069,713)

Class C:
Shares Sold	346,113	569,593
Shares Reinvested	168,721	26,080
Shares Repurchased	(223,256)	(489,643)
Net increase in shares of beneficial interest outstanding	291,578	106,030

Class I:
Shares Sold	6,066,741	7,479,883
Shares Reinvested	733,556	88,819
Shares Repurchased	(3,404,230)	(1,964,706)
Net increase in shares of beneficial interest outstanding	3,396,067	5,603,996

1.	Distributions from net investment income and net realized capital gains are combined for the six month period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

2.	Net Assets- End of Period includes distributions in excess of net investment loss of $3,716,227 as of June 30, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	39

EVENTIDE LIMITED - TERM BOND FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Period Ended	For the	For the
	December 31, 2018	Year Ended	Year Ended
	(Unaudited) [1]	October 31, 2018	October 31, 2017

FROM OPERATIONS
Net investment income	$61,072	$413,095	$480,118
Net realized gain (loss) from investments	(37,691)	20,293	216,059
Net change in unrealized appreciation (depreciation) on investments	163,117	(823,312)	(229,249)
Net increase (decrease) in net assets resulting from operations	186,498	(389,924)	466,928

DISTRIBUTIONS TO SHAREHOLDERS
From investment income:
Class A	—	—	(467,005)
Class I [2]	—	—	(699)
Total Distributions Paid [3]
Class A	(58,070)	(448,233)	—
Class I [2]	(3,798)	(23,839)	—
Total distributions to shareholders	(61,868)	(472,072)	(467,704)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N [4]	1,102	—	—
Class A	520,865	7,685,611	15,515,074
Class C [4]	1,002	—	—
Class I [2]	70,716	682,738	464,926
Net asset value of shares issued in reinvestment of distributions:
Class A	80,031	441,196	431,401
Class I [2]	5,281	22,258	635
Redemption fee proceeds:	—	2,777	8,990
Payments for shares repurchased:
Class A	(5,379,759)	(15,592,123)	(14,426,820)
Class I [2]	(12,275)	(527,205)	(727,909)
Net increase (decrease) in net assets from shares of beneficial interest	(4,713,037)	(7,284,748)	1,266,297

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,588,407)	(8,146,744)	1,265,521

NET ASSETS
Beginning of Period	18,221,327	26,368,071	25,102,550
End of Period [5]	$13,632,920	$18,221,327	$26,368,071

1.	Represents the period November 1, 2018 through December 31, 2018. See Note 1.

2.	Effective May 30, 2017, Epiphany FFV Strategic Income Fund Class C shares reclassified as Class I shares. See Note 1.

3.	Distributions from net investment income and net realized capital gains are combined for the period ended October 31, 2018 and year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended October 31, 2017 have not been reclassified to conform to the current year presentation.

4.	Class N and Class C commenced operations on December 14, 2018.

5.	Net Assets- End of Period includes distributions in excess of net investment loss of $43,948 as of October 31, 2017.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	40

EVENTIDE LIMITED - TERM BOND FUND
Statements of Changes in Net Assets	2 of 2

	For the
	Period Ended	For the	For the
	December 31, 2018	Year Ended	Year Ended
	(Unaudited) [1]	October 31, 2018	October 31, 2017

SHARE ACTIVITY
Class N: [2]
Shares Sold	110	—	—
Shares Reinvested	—	—	—
Shares Repurchased	—	—	—
Net increase in shares of beneficial interest outstanding	110	—	—

Class A:
Shares Sold	51,762	751,487	1,493,788
Shares Reinvested	7,980	43,104	41,442
Shares Repurchased	(531,494)	(1,525,196)	(1,382,483)
Net increase (decrease) in shares of beneficial interest outstanding	(471,752)	(730,605)	152,747

Class C: [2]
Shares Sold	100	—	—
Shares Reinvested	—	—	—
Shares Repurchased	—	—	—
Net increase in shares of beneficial interest outstanding	100	—	—

Class I: [3]
Shares Sold	6,883	65,499	44,222
Shares Reinvested	515	2,140	61
Shares Repurchased	(1,194)	(50,869)	(69,264)
Net increase (decrease) in shares of beneficial interest outstanding	6,204	16,770	(24,981)

1.	Represents the period November 1, 2018 through December 31, 2018. See Note 1.

2.	Class N and Class C commenced operations on December 14, 2018.

3.	Effective May 30, 2017, Epiphany FFV Strategic Income Fund Class C shares reclassified as Class I shares. See Note 1.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	41

EVENTIDE MULTI - ASSET INCOME FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Period Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018

FROM OPERATIONS
Net investment income	$1,484,443	$3,014,772
Net realized gain from investments, options written and foreign securities transactions	278,733	1,219,283
Net change in unrealized depreciation on investments and options written	(7,802,140)	(4,656,953)
Net decrease in net assets resulting from operations	(6,038,964)	(422,898)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	—	(196,604)
Class A	—	(167,545)
Class C	—	(93,082)
Class I	—	(816,509)
From net investment income:
Class N	—	(476,692)
Class A	—	(451,854)
Class C	—	(174,572)
Class I	—	(2,210,456)
Total Distributions Paid [1]
Class N	(310,242)	(476,692)
Class A	(198,419)	(451,854)
Class C	(93,248)	(174,572)
Class I	(1,473,796)	(2,210,456)
Total distributions to shareholders	(2,075,705)	(4,587,314)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,869,573	10,631,009
Class A	856,605	5,989,673
Class C	827,260	3,325,477
Class I	18,608,799	58,022,065
Net asset value of shares issued in reinvestment of distributions:
Class N	218,517	431,504
Class A	167,556	533,431
Class C	83,271	250,732
Class I	998,836	2,249,069
Payments for shares repurchased:
Class N	(4,872,476)	(4,136,644)
Class A	(2,950,332)	(14,366,242)
Class C	(1,356,887)	(2,465,535)
Class I	(23,856,333)	(23,748,552)
Net increase (decrease) in net assets from shares of beneficial interest	(8,405,611)	36,715,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,520,280)	31,705,775

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	42

EVENTIDE MULTI - ASSET INCOME FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Period Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018

NET ASSETS
Beginning of Period	$112,310,876	$80,605,101
End of Period [2]	$95,790,596	$112,310,876

SHARE ACTIVITY
Class N:
Shares Sold	272,591	970,838
Shares Reinvested	21,157	39,483
Shares Repurchased	(477,669)	(379,908)
Net increase (decrease) in shares of beneficial interest outstanding	(183,921)	630,413

Class A:
Shares Sold	81,800	542,424
Shares Reinvested	16,192	48,578
Shares Repurchased	(286,939)	(1,286,590)
Net decrease in shares of beneficial interest outstanding	(188,947)	(695,588)

Class C:
Shares Sold	80,297	302,924
Shares Reinvested	8,091	22,933
Shares Repurchased	(131,481)	(228,076)
Net increase (decrease) in shares of beneficial interest outstanding	(43,093)	97,781

Class I:
Shares Sold	1,792,251	5,238,905
Shares Reinvested	96,611	205,647
Shares Repurchased	(2,342,476)	(2,153,141)
Net increase (decrease) in shares of beneficial interest outstanding	(453,614)	3,291,411

1.	Distributions from net investment income and net realized capital gains are combined for the six month period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

2.	Net Assets- End of Period includes distributions in excess of net investment income of $856,333 as of June 30, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	43

EVENTIDE GILEAD FUND
Financial Highlights (Class N) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$37.80		$29.99	$23.38	$29.19	$24.74	$18.47
Activity from investment operations:
Net investment loss [1]	(0.07)		(0.06)	(0.02)	(0.10)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	(4.35)		7.87	6.63	(5.42)	4.63	6.53
Total from investment operations	(4.42)		7.81	6.61	(5.52)	4.49	6.43
Less distributions from:
Net realized gains	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Total distributions	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Paid-in-Capital From Redemption Fees	—		—	—	—	0.00 [6]	—
Net asset value, end of period	$31.67		$37.80	$29.99	$23.38	$29.19	$24.74
Total return [2]	(11.70	)% [7]	26.04%	28.27%	(18.99)%	18.20%	34.92%
Net assets, at end of period (000s)	$369,356		$435,526	$327,587	$355,450	$659,296	$290,591
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4]	1.38	% [8]	1.39%	1.40%	1.39%	1.35%	1.43%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4]	1.38	% [8]	1.39%	1.40%	1.39%	1.35%	1.50%
Ratio of net investment loss to average net assets [4,5]	(0.34	)% [8]	(0.16)%	(0.06)%	(0.36)%	(0.51)%	(0.43)%
Portfolio Turnover Rate	21	% [7]	24%	26%	28%	21%	17%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	44

EVENTIDE GILEAD FUND
Financial Highlights (Class A) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$37.66		$29.89	$23.32	$29.13	$24.69	$18.44
Activity from investment operations:
Net investment loss [1]	(0.06)		(0.07)	(0.03)	(0.10)	(0.15)	(0.11)
Net realized and unrealized gain (loss) on investments	(4.35)		7.84	6.60	(5.42)	4.63	6.52
Total from investment operations	(4.41)		7.77	6.57	(5.52)	4.48	6.41
Less distributions from:
Net realized gains	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Total distributions	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Net asset value, end of period	$31.54		$37.66	$29.89	$23.32	$29.13	$24.69
Total return [2]	(11.72	)% [6]	26.00%	28.17%	(19.03)%	18.15%	34.87%
Net assets, at end of period (000s)	$210,236		$274,257	$452,153	$558,602	$692,671	$263,436
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4]	1.43	% [7]	1.44%	1.45%	1.44%	1.40%	1.48%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4]	1.43	% [7]	1.44%	1.45%	1.44%	1.40%	1.55%
Ratio of net investment loss to average net assets [4,5]	(0.41	)% [7]	(0.21)%	(0.12)%	(0.41)%	(0.56)%	(0.46)%
Portfolio Turnover Rate	21	% [6]	24%	26%	28%	21%	17%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not Annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	45

EVENTIDE GILEAD FUND
Financial Highlights (Class C) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$35.16		$28.12	$22.10	$27.83	$23.77	$17.91
Activity from investment operations:
Net investment loss [1]	(0.20)		(0.31)	(0.21)	(0.27)	(0.34)	(0.27)
Net realized and unrealized gain (loss) on investments	(4.03)		7.35	6.23	(5.17)	4.44	6.29
Total from investment operations	(4.23)		7.04	6.02	(5.44)	4.10	6.02
Less distributions from:
Net realized gains	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Total distributions	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Paid-in-Capital From Redemption Fees [1]	—		—	—	—	0.00 [6]	—
Net asset value, end of period	$29.22		$35.16	$28.12	$22.10	$27.83	$23.77
Total return [2]	(12.04	)% [7]	25.04%	27.24%	(19.63)%	17.25%	33.72%
Net assets, at end of period (000s)	$200,593		$230,290	$190,858	$193,872	$184,202	$54,891
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4]	2.18	% [8]	2.19%	2.20%	2.19%	2.15%	2.23%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4]	2.18	% [8]	2.19%	2.20%	2.19%	2.15%	2.30%
Ratio of net investment loss to average net assets [4,5]	(1.14	)% [8]	(0.96)%	(0.86)%	(1.16)%	(1.31)%	(1.20)%
Portfolio Turnover Rate	21	% [7]	24%	26%	28%	21%	17%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	46

EVENTIDE GILEAD FUND
Financial Highlights (Class I) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$38.44		$30.43	$23.68	$29.50	$24.95	$18.59
Activity from investment operations:
Net investment income (loss) [1]	(0.03)		0.01	0.04	(0.04)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	(4.43)		8.00	6.71	(5.49)	4.68	6.57
Total from investment operations	(4.46)		8.01	6.75	(5.53)	4.59	6.52
Less distributions from:
Net realized gains	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Total distributions	(1.71)		—	—	(0.29)	(0.04)	(0.16)
Paid-in-Capital From Redemption Fees [1]	—		—	—	—	0.00 [6]	—
Net asset value, end of period	$32.27		$38.44	$30.43	$23.68	$29.50	$24.95
Total return [2]	(11.61	)% [7]	26.32%	28.51%	(18.82)%	18.45%	35.18%
Net assets, at end of period (000s)	$991,286		$968,578	$399,169	$291,704	$401,133	$117,243
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4]	1.18	% [8]	1.19%	1.20%	1.19%	1.15%	1.23%
Ratio of net expenses to average net assets
after expense reimbursement or recapture [4]	1.18	% [8]	1.19%	1.20%	1.19%	1.15%	1.30%
Ratio of net investment income (loss) to average net assets [4,5]	(0.14	)% [8]	0.03%	0.14%	(0.16)%	(0.32)%	(0.20)%
Portfolio Turnover Rate	21	% [7]	24%	26%	28%	21%	17%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	47

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Financial Highlights (Class N) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months
	Ended
	December 31,
	2018	Period Ended
	(Unaudited)	June 30, 2018 [1]
Net asset value, beginning of period	$9.66	$10.00
Activity from investment operations:
Net investment income [2]	0.10	0.33
Net realized and unrealized loss on investments	(0.73)	(0.52)
Total from investment operations	(0.63)	(0.19)
Less distributions from:
Net investment income	(0.06)	(0.14)
Net realized gains	—	(0.01)
Total distributions	(0.06)	(0.15)
Net asset value, end of period	$8.97	$9.66
Total return [3,4]	(6.62)%	(1.87)%
Net assets, at end of period (000s)	$5,049	$4,929
Ratio of gross expenses to average net assets before expense reimbursement or recapture [5,6,7]	2.23%	3.30%
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,7]	1.15%	1.15%
Ratio of net investment income to average net assets [5,7,8]	1.94%	4.43%
Portfolio Turnover Rate [4]	17%	13%

1.	Eventide Global Dividend Opportunity Fund commenced on September 29, 2017

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Not annualized.

5.	Annualized.

6.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

7.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	48

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Financial Highlights (Class A) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months
	Ended
	December 31,
	2018	Period Ended
	(Unaudited)	June 30, 2018 [1]
Net asset value, beginning of period	$9.65	$10.00
Activity from investment operations:
Net investment income [2]	0.10	0.27
Net realized and unrealized loss on investments	(0.73)	(0.47)
Total from investment operations	(0.63)	(0.20)
Less distributions from:
Net investment income	(0.05)	(0.14)
Net realized gains	—	(0.01)
Total distributions	(0.05)	(0.15)
Net asset value, end of period	$8.97	$9.65
Total return [3,4]	(6.55)%	(2.01)%
Net assets, at end of period (000s)	$604	$511
Ratio of gross expenses to average net assets before expense reimbursement or recapture [5,6,7]	2.28%	3.35%
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,7]	1.20%	1.20%
Ratio of net investment income to average net assets [5,7,8]	1.98%	3.58%
Portfolio Turnover Rate [4]	17%	13%

1.	Eventide Global Dividend Opportunity Fund commenced on September 29, 2017

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Not annualized.

5.	Annualized.

6.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

7.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	49

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Financial Highlights (Class C) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months
	Ended
	December 31,
	2018	Period Ended
	(Unaudited)	June 30, 2018 [1]
Net asset value, beginning of period	$9.66	$10.00
Activity from investment operations:
Net investment income [2]	0.06	0.25
Net realized and unrealized loss on investments	(0.73)	(0.49)
Total from investment operations	(0.67)	(0.24)
Less distributions from:
Net investment income	(0.03)	(0.09)
Net realized gains	—	(0.01)
Total distributions	(0.03)	(0.10)
Net asset value, end of period	$8.96	$9.66
Total return [3,4]	(6.87)%	(2.37)%
Net assets, at end of period (000s)	$318	$299
Ratio of gross expenses to average net assets before expense reimbursement or recapture [5,6,7]	3.03%	4.10%
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,7]	1.95%	1.95%
Ratio of net investment income to average net assets [5,7,8]	1.13%	3.39%
Portfolio Turnover Rate [4]	17%	13%

1.	Eventide Global Dividend Opportunity Fund commenced on September 29, 2017

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Not annualized.

5.	Annualized.

6.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

7.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	50

EVENTIDE GLOBAL DIVIDEND
OPPORTUNITIES FUND
Financial Highlights (Class I) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months
	Ended
	December 31,
	2018	Period Ended
	(Unaudited)	June 30, 2018 [1]
Net asset value, beginning of period	$9.67	$10.00
Activity from investment operations:
Net investment income [2]	0.10	0.26
Net realized and unrealized loss on investments	(0.73)	(0.43)
Total from investment operations	(0.63)	(0.17)
Less distributions from:
Net investment income	(0.07)	(0.15)
Net realized gains	—	(0.01)
Total distributions	(0.07)	(0.16)
Net asset value, end of period	$8.97	$9.67
Total return [3,4]	(6.53)%	(1.68)%
Net assets, at end of period (000s)	$4,799	$5,438
Ratio of gross expenses to average net assets before expense reimbursement or recapture [5,6,7]	2.03%	3.10%
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,7]	0.95%	0.95%
Ratio of net investment income to average net assets [5,7,8]	2.11%	3.35%
Portfolio Turnover Rate [4]	17%	13%

1.	Eventide Global Dividend Opportunity Fund commenced on September 29, 2017

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Not annualized.

5.	Annualized.

6.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

7.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	51

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Financial Highlights (Class N) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year		Year	Year	Year	Year
	December 31,		Ended		Ended	Ended	Ended	Ended
	2018		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value, beginning of period	$34.52		$23.41		$18.70	$26.15	$17.53	$12.50
Activity from investment operations:
Net investment loss [1]	(0.23)		(0.40)		(0.30)	(0.30)	(0.31)	(0.26)
Net realized and unrealized gain (loss) on investments	(5.72)		11.87		5.01	(6.90)	8.91	5.25
Total from investment operations	(5.95)		11.47		4.71	(7.20)	8.60	4.99
Less distributions from:
Net realized gains	(1.97)		(0.37)		—	(0.29)	—	—
Total distributions	(1.97)		(0.37)		—	(0.29)	—	—
Paid-in-Capital From Redemption Fees [1]	0.02		0.01		0.00 [8]	0.04	0.02	0.04
Net asset value, end of period	$26.62		$34.52		$23.41	$18.70	$26.15	$17.53
Total return [2]	(17.16	)% [9]	49.45	% [7]	25.19%	(27.64)%	49.23%	40.24%
Net assets, at end of period (000s)	$89,601		$93,030		$37,369	$39,558	$42,632	$15,646
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.47	% [10]	1.50%		1.54%	1.52%	1.50%	1.69%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.47	% [10]	1.50%		1.54%	1.52%	1.53%	1.63%
Ratio of net investment loss to average net assets [4,5,6]	(1.34	)% [10]	(1.35)%		(1.42)%	(1.42)%	(1.46)%	(1.52)%
Portfolio Turnover Rate	28	% [9]	43%		27%	28%	26%	33%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

8.	Amount represents less than $0.01 per share.

9.	Not annualized.

10.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	52

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Financial Highlights (Class A) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year		Year	Year	Year	Year
	December 31,		Ended		Ended	Ended	Ended	Ended
	2018		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value, beginning of period	$34.40		$23.33		$18.65	$26.09	$17.50	$12.48
Activity from investment operations:
Net investment loss [1]	(0.23)		(0.40)		(0.31)	(0.31)	(0.32)	(0.26)
Net realized and unrealized gain (loss) on investments	(5.71)		11.83		4.99	(6.88)	8.89	5.24
Total from investment operations	(5.94)		11.43		4.68	(7.19)	8.57	4.98
Less distributions from:
Net realized gains	(1.98)		(0.37)		—	(0.29)	—	—
Total distributions	(1.98)		(0.37)		—	(0.29)	—	—
Paid-in-Capital From Redemption Fees [1]	0.02		0.01		0.00 [8]	0.04	0.02	0.04
Net asset value, end of period	$26.50		$34.40		$23.33	$18.65	$26.09	$17.50
Total return [2]	(17.19	)% [9]	49.45	% [7]	25.09%	(27.64)%	49.09%	40.22%
Net assets, at end of period (000s)	$120,471		$133,329		$138,722	$148,927	$148,921	$64,239
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.52	% [10]	1.55%		1.59%	1.57%	1.55%	1.74%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.52	% [10]	1.55%		1.59%	1.57%	1.58%	1.68%
Ratio of net investment loss to average net assets [4,5,6]	(1.39	)% [10]	(1.40)%		(1.47)%	(1.47)%	(1.51)%	(1.57)%
Portfolio Turnover Rate	28	% [9]	43%		27%	28%	26%	33%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

8.	Amount represents less than $0.01 per share.

9.	Not annualized.

10.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	53

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Financial Highlights (Class C) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year		Year	Year	Year	Year
	December 31,		Ended		Ended	Ended	Ended	Ended
	2018		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value, beginning of period	$33.00		$22.57		$18.18	$25.62	$17.31	$12.44
Activity from investment operations:
Net investment loss [1]	(0.34)		(0.60)		(0.45)	(0.46)	(0.48)	(0.38)
Net realized and unrealized gain (loss) on investments	(5.44)		11.39		4.84	(6.72)	8.77	5.21
Total from investment operations	(5.78)		10.79		4.39	(7.18)	8.29	4.83
Less distributions from:
Net realized gains	(1.98)		(0.37)		—	(0.29)	—	—
Total distributions	(1.98)		(0.37)		—	(0.29)	—	—
Paid-in-Capital From Redemption Fees [1]	0.01		0.01		0.00 [8]	0.03	0.02	0.04
Net asset value, end of period	$25.25		$33.00		$22.57	$18.18	$25.62	$17.31
Total return [2]	(17.49	)% 9	48.27	% [7]	24.15%	(28.15)%	48.01%	39.15%
Net assets, at end of period (000s)	$64,757		$75,025		$48,916	$43,851	$40,277	$12,201
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	2.27	% [10]	2.30%		2.34%	2.32%	2.30%	2.49%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	2.27	% [10]	2.30%		2.34%	2.32%	2.33%	2.43%
Ratio of net investment loss to average net assets [4,5,6]	(2.14	)% [10]	(2.15)%		(2.22)%	(2.22)%	(2.26)%	(2.32)%
Portfolio Turnover Rate	28	% [9]	43%		27%	28%	26%	33%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

8.	Amount represents less than $0.01 per share.

9.	Not annualized.

10.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	54

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Financial Highlights (Class I) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year		Year	Year	Year	Year
	December 31,		Ended		Ended	Ended	Ended	Ended
	2018		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value, beginning of period	$34.88		$23.60		$18.82	$26.26	$17.57	$12.50
Activity from investment operations:
Net investment loss [1]	(0.19)		(0.34)		(0.26)	(0.26)	(0.27)	(0.22)
Net realized and unrealized gain (loss) on investments	(5.78)		11.98		5.04	(6.93)	8.94	5.25
Total from investment operations	(5.97)		11.64		4.78	(7.19)	8.67	5.03
Less distributions from:
Net realized gains	(1.98)		(0.37)		—	(0.29)	—	—
Total distributions	(1.98)		(0.37)		—	(0.29)	—	—
Paid-in-Capital From Redemption Fees [1]	0.02		0.01		0.00 [8]	0.04	0.02	0.04
Net asset value, end of period	$26.95		$34.88		$23.60	$18.82	$26.26	$17.57
Total return [2]	(17.06	)% [9]	49.77	% [7]	25.40%	(27.46)%	49.46%	40.56%
Net assets, at end of period (000s)	$392,406		$389,458		$131,304	$69,257	$70,382	$26,301
Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.27	% [10]	1.30%		1.34%	1.32%	1.30%	1.49%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.27	% [10]	1.30%		1.34%	1.32%	1.33%	1.43%
Ratio of net investment loss to average net assets [4,5,6]	(1.14	)% [10]	(1.15)%		(1.23)%	(1.22)%	(1.26)%	(1.32)%
Portfolio Turnover Rate	28	% [9]	43%		27%	28%	26%	33%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

8.	Amount represents less than $0.01 per share.

9.	Not annualized.

10.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	55

EVENTIDE LIMITED - TERM BOND FUND
Financial Highlights (Class N) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Class N
Period
Ended
December 31,
2018 [8]
(Unaudited)
Net asset value, beginning of period	$10.03
Activity from investment operations:
Net investment income [1]	0.01
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.07
Net asset value, end of period	$10.10
Total return [2,3]	1.00%
Net assets, at end of period (000s)	$1
Ratio of gross expenses to average net assets before expense reimbursement [4,5,6]	1.67%
Ratio of net expenses to average net assets after expense reimbursement [4,6]	0.98%
Ratio of net investment income to average net assets [4,6,7]	2.01%
Portfolio Turnover Rate [3]	0%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

6.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Eventide Limited-Term Bond Fund Class N commenced on December 14, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	56

EVENTIDE LIMITED - TERM BOND FUND
Financial Highlights (Class A) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Period
	Ended		Year	Year	Year	Year	Year
	December 31		Ended	Ended	Ended	Ended	Ended
	2018 [10]		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2018	2017	2016	2015 [11]	2014
Net asset value, beginning of period	$10.06		$10.44	$10.48	$10.45	$10.62	$10.37
Activity from investment operations:
Net investment income [1]	0.03		0.19	0.19	0.21	0.17	0.20
Net realized and unrealized gain (loss) on investments	0.08		(0.35)	(0.04)	0.02	(0.07)	0.24
Total from investment operations	0.11		(0.16)	0.15	0.23	0.10	0.44
Less distributions from:
Net investment income	(0.05)		(0.20)	(0.19)	(0.20)	(0.25)	(0.19)
Net realized gains	—		(0.02)	—	—	(0.02)	—
Total distributions	(0.05)		(0.22)	(0.19)	(0.20)	(0.27)	(0.19)
Paid-in-Capital From Redemption Fees	—		0.00 [6]	0.00 [6]	0.00 [6]	0.00 [6]	0.00 [6]
Net asset value, end of period	$10.12		$10.06	$10.44	$10.48	$10.45	$10.62
Total return [2]	0.65	% [7]	(1.52)%	1.49%	2.25%	0.97%	4.23%
Net assets, at end of period (000s)	$12,529		$17,191	$25,479	$23,962	$21,972	$5,501
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.88	% [8]	1.62%	1.58%	1.51%	1.63%	1.72%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.19	% [8]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets [4,5]	2.04	% [8]	1.89%	1.84%	1.99%	1.59%	1.88%
Portfolio Turnover Rate	0	% [7]	27%	49%	52%	43%	27%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

9.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

10.	Represents the period November 1, 2018 through December 31, 2018. See Note 1.

11.	On June 1, 2015 Epiphany FFV Strategic Income Fund Class N shares were renamed Class A shares.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	57

EVENTIDE LIMITED - TERM BOND FUND
Financial Highlights (Class C) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Class C
Period
Ended
December 31,
2018 [8]
(Unaudited)
Net asset value, beginning of period	$10.03
Activity from investment operations:
Net investment income [1]	0.01
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.07
Net asset value, end of period	$10.10
Total return [2,3]	1.00%
Net assets, at end of period (000s)	$1
Ratio of gross expenses to average net assets before expense reimbursement [4,5,6]	2.47%
Ratio of net expenses to average net assets after expense reimbursement [4,6]	1.78%
Ratio of net investment income to average net assets [4,6,7]	1.14%
Portfolio Turnover Rate [3]	0%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

6.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Eventide Limited-Term Bond Fund Class C commenced on December 14, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	58

EVENTIDE LIMITED - TERM BOND FUND
Financial Highlights (Class I) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Period
	Ended		Year		Year		Year		Year		Year
	December 31		Ended		Ended		Ended		Ended		Ended
	2018 [9]		October 31,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)		2018		2017 [10]		2016		2015		2014
Net asset value, beginning of period	$10.27		$10.63		$10.51		$10.40		$10.55		$10.31
Activity from investment operations:
Net investment income [1]	0.04		0.22		0.15		0.13		0.11		0.13
Net realized and unrealized gain (loss) on investments	0.08		(0.36)		(0.02)		0.02		(0.08)		0.24
Total from investment operations	0.12		(0.14)		0.13		0.15		0.03		0.37
Less distributions from:
Net investment income	(0.05)		(0.20)		(0.01)		(0.04)		(0.16)		(0.13)
Net realized gains	—		(0.02)		—		—		(0.02)		—
Total distributions	(0.05)		(0.22)		(0.01)		(0.04)		(0.18)		(0.13)
Paid-in-Capital From Redemption Fees	—		(0.00	) [6]	(0.00	) [6]	(0.00	) [6]	(0.00	) [6]	(0.00	) [6]
Net asset value, end of period	$10.34		$10.27		$10.63		$10.51		$10.40		$10.55
Total return [2]	0.80	% [7]	(1.31)%		1.20%		1.41%		0.33%		3.57%
Net assets, at end of period (000s)	$1,101		$1,030		$889		$1,141		$914		$603
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.63	% [8]	1.38%		1.97%		2.26%		2.41%		2.48%
Ratio of net expenses to average net assets after expense reimbursement [4]	0.94	% [8]	1.00%		1.64%		2.00%		2.00%		2.00%
Ratio of net investment income to average net assets [4,5]	2.29	% [8]	2.10%		1.41%		1.24%		1.04%		1.28%
Portfolio Turnover Rate	0	% [7]	27%		49%		52%		43%		27%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $ 0.01 per share.

7.	Not annualized.

8.	Annualized.

9.	Represents the period November 1, 2018 through December 31, 2018. See Note 1.

10.	Effective May 30, 2017, Epiphany FFV Strategic Income Fund Class C shares were reclassified Class I shares.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	59

EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class N) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Period
	Ended		Year		Year	Period
	December 31,		Ended		Ended	Ended
	2018		June 30,		June 30,	June 30,
	(Unaudited)		2018		2017	2016 [9]
Net asset value, beginning of period	$10.58		$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income [1]	0.13		0.34		0.26	0.27
Net realized and unrealized gain (loss) on investments	(0.70)		(0.30)		0.79	0.21
Total from investment operations	(0.57)		0.04		1.05	0.48
Less distributions from:
Net investment income	(0.16)		(0.36)		(0.29)	(0.15)
Net realized gains	(0.03)		(0.15)		(0.03)	(0.01)
Total distributions	(0.19)		(0.51)		(0.32)	(0.16)
Net asset value, end of period	$9.82		$10.58		$11.05	$10.32
Total return [2]	(5.46	)% [7]	0.29%		10.29%	4.79	% [7]
Net assets, at end of period (000s)	$14,012		$17,028		$10,823	$3,899
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.24	% [8]	1.29	% [5]	1.37%	2.06	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.15	% [8]	1.16	% [5]	1.15%	1.15	% [8]
Ratio of net investment income to average net assets [4,6]	2.57	% [8]	3.05	% [5]	2.46%	2.82	% [8]
Portfolio Turnover Rate	15	% [7]	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	60

EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class A) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Period
	Ended		Year		Year	Period
	December 31,		Ended		Ended	Ended
	2018		June 30,		June 30,	June 30,
	(Unaudited)		2018		2017	2016 [9]
Net asset value, beginning of period	$10.57		$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income [1]	0.13		0.30		0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.70)		(0.28)		0.79	0.20
Total from investment operations	(0.57)		0.02		1.04	0.47
Less distributions from:
Net investment income	(0.15)		(0.35)		(0.28)	(0.14)
Net realized gains	(0.03)		(0.15)		(0.03)	(0.01)
Total distributions	(0.18)		(0.50)		(0.31)	(0.15)
Net asset value, end of period	$9.82		$10.57		$11.05	$10.32
Total return [2]	(5.39	)% [7]	0.15%		10.23%	4.74	% [7]
Net assets, at end of period (000s)	$9,165		$11,864		$20,080	$8,124
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.29	% [8]	1.34	% [5]	1.42%	2.13	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.20	% [8]	1.21	% [5]	1.20%	1.20	% [8]
Ratio of net investment income to average net assets [4,6]	2.50	% [8]	2.74	% [5]	2.33%	2.82	% [8]
Portfolio Turnover Rate	15	% [7]	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2018	61

EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class C) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Period
	Ended		Year		Year	Period
	December 31,		Ended		Ended	Ended
	2018		June 30,		June 30,	June 30,
	(Unaudited)		2018		2017	2016 [9]
Net asset value, beginning of period	$10.55		$11.03		$10.30	$10.00
Activity from investment operations:
Net investment income [1]	0.09		0.24		0.18	0.19
Net realized and unrealized gain (loss) on investments	(0.69)		(0.29)		0.77	0.22
Total from investment operations	(0.60)		(0.05)		0.95	0.41
Less distributions from:
Net investment income	(0.12)		(0.28)		(0.19)	(0.10)
Net realized gains	(0.03)		(0.15)		(0.03)	(0.01)
Total distributions	(0.15)		(0.43)		(0.22)	(0.11)
Net asset value, end of period	$9.80		$10.55		$11.03	$10.30
Total return [2]	(5.73	)% [7]	(0.49)%		9.29%	4.08	% [7]
Net assets, at end of period (000s)	$5,757		$6,654		$5,881	$2,424
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	2.04	% [8]	2.09	% [5]	2.17%	2.81	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.95	% [8]	1.96	% [5]	1.95%	1.95	% [8]
Ratio of net investment income to average net assets [4,6]	1.76	% [8]	2.19	% [5]	1.63%	1.99	% [8]
Portfolio Turnover Rate	15	% [7]	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements.

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EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class I) December 31 2018

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Period
	Ended		Year		Year	Period
	December 31,		Ended		Ended	Ended
	2018		June 30,		June 30,	June 30,
	(Unaudited)		2018		2017	2016 [9]
Net asset value, beginning of period	$10.58		$11.05		$10.33	$10.00
Activity from investment operations:
Net investment income [1]	0.15		0.36		0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.70)		(0.31)		0.78	0.22
Total from investment operations	(0.55)		0.05		1.06	0.50
Less distributions from:
Net investment income	(0.17)		(0.37)		(0.31)	(0.16)
Net realized gains	(0.03)		(0.15)		(0.03)	(0.01)
Total distributions	(0.20)		(0.52)		(0.34)	(0.17)
Net asset value, end of period	$9.83		$10.58		$11.05	$10.33
Total return [2]	(5.28	)% [7]	0.47%		10.47%	5.03	% [7]
Net assets, at end of period (000s)	$66,857		$76,764		$43,821	$18,081
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.04	% [8]	1.09	% [5]	1.17%	1.81	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.95	% [8]	0.96	% [5]	0.95%	0.95	% [8]
Ratio of net investment income to average net assets [4,6]	2.77	% [8]	3.32	% [5]	2.62%	2.94	% [8]
Portfolio Turnover Rate	15	% [7]	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements.

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EVENTIDE FUNDS

Notes to Financial Statements (Unaudited) December 31, 2018

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Eventide Gilead Fund, Eventide Global Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). Each Fund is a diversified series of the Trust. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Global Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds (the “Board”) voted to reclassify (the “Conversion”) all outstanding Class C Shares of the Epiphany Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder for the respective Fund. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. The Fund changed its fiscal year end from October 31 to June 30. The Fund’s investment objective is income.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is to seek current income while maintaining the potential for capital appreciation.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment

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company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include

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quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Funds’ assets measured at fair value:

Eventide Gilead Fund Assets
Security Classifications[1]	Level 1	Level 2	Level 3	Totals
Common Stock[2]	$1,479,113,645	$—	$—	$1,479,113,645
Limited Partnerships	31,641,750	—	—	31,641,750
Preferred Stock	—	4,570,766	28,500,029	33,070,795
Warrants	—	568,912	—	568,912
Real Estate Investment Trusts (REITs)	51,924,150	—	—	51,924,150
Short-Term Investments	10,521,403	—	—	10,521,403
Total	$1,573,200,948	$5,139,678	$28,500,029	$1,606,840,655

Eventide Global Dividend Opportunities Fund Assets
Security Classifications[1]	Level 1	Level 2	Level 3	Totals
Common Stock[2]	$8,453,025	$—	$—	$8,453,025
Limited Partnerships	258,300	—	—	258,300
Preferred Stock	77,600	—	—	77,600
Real Estate Investment Trusts (REITs)	1,359,255	—	—	1,359,255
Short-Term Investments	100,000	—	—	100,000
Total	$10,248,180	$—	$—	$10,248,180

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Eventide Healthcare & Life Sciences Fund Assets
Security Classifications[1]	Level 1	Level 2	Level 3	Totals
Common Stock[2]	$624,536,591	$—	$—	$624,536,591
Preferred Stock	—	19,840,718	14,250,015	34,090,733
Warrants	—	821,078	—	821,078
Short-Term Investments	3,036,876	—	—	3,036,876
Total	$627,573,467	$20,661,796	$14,250,015	$662,485,278

Eventide Limited-Term Bond Fund Assets
Security Classifications[1]	Level 1	Level 2	Level 3	Totals
Preferred Stock	$2,349,521	$—	$—	$2,349,521
Corporate Bonds	—	5,740,506	—	5,740,506
Municipal Bonds	—	1,478,610	—	1,478,610
Agency Collateral CMO	—	2,086,634	—	2,086,634
Asset Backed Securities	—	1,174,316	—	1,174,316
Commercial Mortgage Backed Securities	—	200,155	—	200,155
U.S. Government Agencies and Obligations	—	3,664,515	—	3,664,515
Foreign Government Agencies and Obligations	—	271,505	—	271,505
Short-Term Investments	—	399,975	—	399,975
Total	$2,349,521	$15,016,216	$—	$17,365,737

Eventide Multi-Asset Income Fund Assets
Security Classifications[1]	Level 1	Level 2	Level 3	Totals
Common Stock[2]	$39,579,050	$—	$—	$39,579,050
Real Estate Investment Trusts (REITs)	7,739,165	—	—	7,739,165
Preferred Stock	6,017,530	—	—	6,017,530
Limited Partnerships	5,318,400	—	—	5,318,400
Corporate Bonds	—	25,392,157	—	25,392,157
Municipal Bonds	—	3,100,500	—	3,100,500
Asset Backed Securities	—	8,190,145	—	8,190,145
Commercial Mortgage Backed Securities	—	15,404	—	15,404
Short-Term Investments	608,455	—	—	608,455
Total	$59,262,600	$36,698,206	$—	$95,960,806

1.	There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

2.	For a detailed break-out of common stocks by industry, please refer to the Portfolios of Investments.

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The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund

	Preferred Stock	Total
Beginning balance 6/30/2018	$4,625,906	$4,625,906
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(3,808,880)	(3,808,880)
Cost of purchases	30,000,031	30,000,031
Proceeds from sales	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	(2,317,028)	(2,317,028)
Ending balance 12/31/2018	$28,500,029	$28,500,029

Eventide Healthcare & Life Sciences Fund Fund

	Preferred Stock	Total
Beginning balance 6/30/2018	$7,310,844	$7,310,844
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(728,471)	(728,471)
Cost of purchases	15,000,015	15,000,015
Proceeds from sales	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	(7,332,373)	(7,332,373)
Ending balance 12/31/2018	$14,250,015	$14,250,015

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Pliant Therapeutics Holdings, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2018 was $6,275,630 and $3,004,610 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b) Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than

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the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of December 31, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

The effect of derivative instruments on the Statement of Operations for the six month period ended December 31, 2018 was as follows:

Eventide Multi-Asset Income Fund
			Realized and Unrealized
Derivatives Not		Location of Gain (Loss)	Gain (Loss) on Liability
Accounted for as Hedging	Primary Risk	on Derivatives	Derivatives Recognized
Instruments under GAAP	Exposure	Recognized in Income	in Income
Options written	Equity Risk	Net realized gain from options written	$101,592
Options written	Equity Risk	Net change in unrealized depreciation on options written	(702)
Total			$100,890

c) Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

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As of and during the period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2018, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Funds’ 2018 tax returns.

d) Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. The Eventide Multi-Asset Income Fund generally distributes net investment income monthly and the Eventide Global Dividend Opportunities Fund generally distributes net investment income quarterly. Distributable short-term and long-term capital gains, if any, are declared and distributed annually. The Eventide Multi-Asset Income Fund may distribute short-term capital gains monthly.

e) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Indemnification - The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

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i) Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class A shares purchased where the sales charge was waived, are subject to a CDSC of 1.00% on redemptions within 18 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the period ended December 31, 2018, there were redemption fees of $ 0 paid to the Eventide Gilead Fund, Eventide Global Dividend Opportunity Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund and there were $0 in CDSC fees paid to the Distributor. For the period ended December 31, 2018, there were redemption fees of $551,645 paid to the Eventide Healthcare & Life Sciences Fund and there were $72 in CDSC fees paid to the Distributor.

(2)	INVESTMENT TRANSACTIONS

For the period ended December 31, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Eventide Gilead Fund

Purchases	Sales
$469,501,872	$366,150,357

Eventide Global Dividend Opportunities Fund

Purchases	Sales
$2,708,736	$1,796,876

Eventide Healthcare & Life Sciences Fund

Purchases	Sales
$390,932,169	$212,983,051

Eventide Limited-Term Bond Fund [1]

Purchases	Sales
$—	$1,145,444

Eventide Multi-Asset Income Fund

Purchases	Sales
$15,587,091	$18,135,406

1.	For the period of November 1, 2018 through December 31, 2018.

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC (the “Manager”) acts as investment manager to the Funds pursuant to the terms of a management agreement between the Manager of the Trust (the “Management Agreement”). Since December 14, 2018, Eventide Asset Management, LLC serves as investment adviser to the Eventide Limited-Term Bond Fund. Prior to December 14, 2018, Trinity Fiduciary Partners, LLC served as Eventide Limited-Term Bond Fund’s investment adviser. Trinity Fiduciary Partners, LLC (“Trinity”) serves as the Eventide Limited-Term Bond Fund’s primary sub-adviser. Trinity provides oversight of Dana Investment Advisors, Inc. (“Dana”), sub-adviser to the Limited-Term Bond Fund. Boyd Watterson Asset Management, LLC serves as sub-adviser to a portion of the Eventide Multi-Asset Income Fund’s portfolio. Under the terms of the Management

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Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, 0.73% of average net assets of the Eventide Global Dividend Opportunities Fund and Eventide Multi-Asset Income Fund, and 0.60% of the Eventide Limited-Term Bond Fund, such fees to be computed daily based upon daily average net assets of the respective Fund. The Eventide Limited-Term Bond Fund paid to the Manager, as of the last day of each month, an annualized fee equal to 0.45% of average net assets prior to December 14, 2018. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended December 31, 2018, management fees of $9,903,240, $41,409, $4,395,563 and $409,199 were incurred by the Eventide Gilead Fund, Eventide Global Dividend Opportunity Fund, Eventide Healthcare & Life Sciences Fund, and Eventide Multi-Asset Income Fund, respectively, before the waiver and reimbursement described below. For the period of October 31, 2018 through December 14, 2018, management fees of $9,420 to Trinity Fiduciary Partners, LLC were incurred by the Eventide Limited-Term Bond Fund, before the waiver and reimbursement described below. For the period of December 14, 2018 through December 31, 2018, management fees of $5,209 to Eventide Asset Management, LLC were incurred by the Eventide Limited-Term Bond Fund, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.67%, 2.42%, 1.62% and 1.42% of the average daily net assets of Eventide Gilead Fund’s Class A, Class C, Class N and Class I, 1.20%, 1.95%, 1.15% and 0.95% of the average daily net assets of Eventide Global Dividend Opportunities Fund’s Class A, Class C, Class N and Class I, 1.68%, 2.43%, 1.63% and 1.43% of the average daily net assets and of Eventide Healthcare & Life Sciences Fund’s Class A, Class C, Class N and Class I, 1.03%, 1.78%, 0.98% and 0.78% of the average daily net assets of Eventide Limited-Term Bond Fund’s Class A, Class C, Class N and Class I respectively at least until October 31, 2020; and 1.20%, 1.95%, 1.15% and 0.95% of the average daily net assets of Eventide Multi-Asset Income Fund’s Class A, Class C, Class N and Class I, respectively at least until October 31, 2019 and prior to December 14, 2018, Trinity Fiduciary Partners, LLC had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses at 1.25% and 1.00% of the average daily net assets of Eventide Limited-Term Bond Fund’s Class A and Class I. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to

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make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2018, the Manager waived management fees of $0 for each of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, waived/reimbursed fees of $60,494 from the Eventide Global Dividend Opportunity Fund and $53,327 from the Eventide Multi-Asset Income Fund pursuant to its contractual agreement. For the period of October 31, 2018 through December 14, 2018, the Trinity waived management fees of $13,550 from the Eventide Limited-Term Bond Fund pursuant to its contractual agreement. For the period of December 14, 2018 through December 31, 2018, the Manager waived management fees of $7,074 from the Eventide Limited-Term Bond Fund pursuant to its contractual agreement. As of December 31, 2018, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

Waived/Reimbursed Expenses

	2019	2020	2021

Eventide Global Dividend Opportunity Fund	$—	$—	$90,311

Eventide Multi-Asset Income Fund	$116,975	$130,028	$124,623

As of December 31, 2018, the Manager has waived/reimbursed expenses that may be recovered no later than October 31 of the years indicated below:

Waived/Reimbursed Expenses

	2019	2020	2021
Eventide Limited-Term Bond Fund	$65,118	$87,099	$78,638

As of December 31, 2018, the Manager has waived/reimbursed expenses that may be recovered no later than October 31 of the years indicated below:

The Eventide Gilead Fund does not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six month period ended December 31, 2018.

The Eventide Healthcare & Life Sciences Fund does not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six month period ended December 31, 2018.

The Trust has entered into a Management Services Agreement with MFund, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50

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million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended December 31, 2018, the Eventide Gilead Fund, Eventide Global Dividend Opportunity Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund incurred $237,722, $4,013, $99,480, $427 and $17,771 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Fund’s pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

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The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the period ended December 31, 2018, the Distributor received $97,170, $1,602, $102,209, $120,464 and $2,400 in underwriter commissions from the sale of shares of the Fund from the Eventide Gilead Fund, Eventide Global Dividend Opportunity Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes, including options written, for the Eventide Funds as of December 31, 2018 and differs from market value by net unrealized appreciation/depreciation which consisted of:

Unrealized Appreciation
				Total
			Gross	Unrealized
		Gross Unrealized	Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	Depreciation	Depreciation
Eventide Gilead Fund	$1,364,411,799	$380,877,740	$(138,448,884)	$242,428,856
Eventide Global Dividend Opportunity Fund	11,587,561	225,162	(1,564,543)	(1,339,381)
Eventide Healthcare & Life Sciences Fund	644,991,103	125,334,011	(107,839,836)	17,494,175
Eventide Limited-Term Bond Fund	17,783,020	18,812	(436,095)	(417,283)
Eventide Multi-Asset Income Fund	103,507,546	2,239,395	(9,786,135)	(7,546,740)

The tax character of Fund distributions paid for the year ended June 30, 2018 and June 30, 2017 was as follows:

For the Year Ended June 30, 2018:
		Long-Term	Return
Fund	Ordinary Income	Capital Gains	of Capital	Total
Eventide Gilead Fund	$—	$—	$—	$—
Eventide Global Dividend Opportunity Fund	137,440	—	—	137,440
Eventide Healthcare & Life Sciences Fund	—	5,815,989	—	5,815,989
Eventide Multi-Asset Income Fund	3,189,422	1,397,892	—	4,587,314

For the Year or Period ended June 30, 2017:
		Long-Term	Return
Fund	Ordinary Income	Capital Gains	of Capital	Total
Eventide Gilead Fund	$—	$—	$—	$—
Eventide Healthcare & Life Sciences Fund	—	—	—	—
Eventide Multi-Asset Income Fund	1,929,628	17,942	—	1,947,570

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The tax character of Fund distributions paid for the year ended October 31, 2018 and October 31, 2017 was as follows:

For the year ended June 30, 2018:
		Long-Term	Return
Fund	Ordinary Income	Capital Gains	of Capital	Total
Eventide Limited-Term Bond Fund	$429,343	$42,729	$—	$472,072

For the year ended October 31, 2017:
		Long-Term	Return
Fund	Ordinary Income	Capital Gains	of Capital	Total
Eventide Limited-Term Bond Fund	$467,704	$—	$—	$467,704

As of June 30, 2018 and October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated Earnings
							Total
	Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Accumulated
	Ordinary	Long-Term	Carry	Book/Tax	Loss and Late	Appreciation/	Earnings/
Fund	Income	Capital Gains	Forwards	Differences	Year Loss	(Depreciation)	(Deficits)
Eventide Gilead Fund	$—	$12,532,077	$—	$—	$(4,708,856)	$550,199,525	$558,022,746

Eventide Global Dividend Opportunity Fund	2,431	—	—	—	(21,314)	(405,046)	(423,929)

Eventide Healthcare & Life Sciences Fund	13,754,330	13,184,785	—	—	(2,243,488)	193,130,033	217,825,660

Eventide Limited-Term Bond Fund [1]	28,534	19,297	—	—	—	(580,400)	(532,569)

Eventide Multi-Asset Income Fund	—	367,517	—	—	—	254,792	622,309

The difference between book basis and tax basis unrealized appreciation/depreciation, undistributed net investment income/losses and accumulated net realized gains/losses from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships, real estate investment trusts, Section 305(c) deemed dividend distributions, C-corporation return of capital distributions, and mark-to-market on passive foreign investment companies.

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Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Eventide Gilead Fund	$4,708,856
Eventide Healthcare & Life Sciences Fund	2,243,488

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Fund	Post October Losses
Eventide Global Dividend Opportunity Fund	$21,314

At June 30, 2018, the Funds below had capital loss carry forwards for federal income tax purposes that were utilized as follows:

Capital Loss Carry Forwards
				Capital Loss
	Non-Expiring	Non-Expiring		Carry Forwards
Fund	Short-Term	Long-Term	Total	Utilized
Eventide Gilead Fund	$—	$—	$—	$112,240,967
Eventide Healthcare & Life Sciences Fund	—	—	—	146,011

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), short-term capital gains and net operating losses, reclass of Fund distributions, and adjustments for paydowns, C-corporation return of capital distributions, passive foreign investment companies, trust preferred, deemed dividend distributions, real estate investment trusts, Section 305(c) deemed dividend distributions, and partnerships resulted in reclassifications for the fiscal year ended June 30, 2018 as follows:

Reclassifications
		Accumulated Net	Undistributed Net Realized
Fund	Paid In Capital	Income (Loss)	Gains (Loss)
Eventide Gilead Fund	$(7,023,699)	$5,235,040	$1,788,659
Eventide Global Dividend Opportunity Fund	—	(9,399)	9,399
Eventide Healthcare & Life Sciences Fund	—	5,331,628	(5,331,628)
Eventide Multi-Asset Income Fund	(369,495)	787,584	(418,089)

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(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2018 are noted in the Funds Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund
						Net Increase/
	Value -				Dividends	Decrease in
	Beginning	Beginning		Sales	Credited to	Appreciation	Realized	Value -End of	Ending
Description	of Period	Shares	Purchases	Proceeds	Income	(Depreciation)	Gain (Loss)	Period	Shares
ESSA Pharma, Inc.	$941,123	248,974	$—	$—	$—	$(418,277)	$—	$522,846	248,974
ESSA Pharma, Inc. - Warrants	1,135,900	370,000	—	—	—	(566,988)	—	568,912	370,000
Magenta Therapeutics, Inc.	10,309,086	763,636	3,785,912	—	—	(7,389,775)		6,705,223	1,176,355
Magenta Therapeutics, Inc. - Preferred Stock	6,923,012	539,806	6,500,000	6,500,000	—	(7,984,466)	3,984,503	2,923,049	539,806
Pliant Therapeutics Series B	—	—	9,999,999	—	—	(500,000)		9,499,999	7,263,746

Total	$19,309,121	1,922,416	$20,285,911	$6,500,000	$—	$(16,859,506)	$3,984,503	$20,220,029	9,598,881

Eventide Healthcare & Life Sciences Fund
						Net Increase/
	Value -				Dividends	Decrease in
	Beginning	Beginning		Sales	Credited to	Appreciation	Realized	Value -End of	Ending
Description	of Period	Shares	Purchases	Proceeds	Income	(Depreciation)	Gain (Loss)	Period	Shares
ARYA Sciences Acquisition Corp.	$—	—	$8,000,000	$—	$—	$192,000	$—	$8,192,000	800,000
ESSA Pharma, Inc.	880,726	232,996	—	—	—	(391,434)	—	489,292	232,996
ESSA Pharma, Inc. - Warrants	1,639,380	534,000	—	—	—	(818,302)	—	821,078	534,000
KalVista Phamaceuticals, Inc.	7,308,000	900,000	—	—	—	10,467,000	—	17,775,000	900,000
Sunesis Pharmaceuticals, Inc.	4,802,765	2,265,455	—	—	—	(3,861,015)	—	941,750	2,265,455
Sunesis Pharmaceuticals, Inc. - Warrants	31,500	112,500	—	—	—	(31,500)	—	—	—
Sutro Biopharma, Inc.	—	—	7,875,000	—	—	(3,139,500)	—	4,735,500	525,000
Sutro Biopharma, Inc. - Preferred Stock	6,650,000	21,922,956	—	—	—	(481,220)	—	6,168,780	719,895
Urovant Sciences Ltd.	—	—	9,045,954	—	—	(4,637,244)	—	4,408,710	669,000

Total	$2,160,000	25,967,907	$24,920,954	$—	$—	$(2,701,215)	$—	$43,532,110	6,646,346

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in

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illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2018, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund were invested in the following restricted securities:

Eventide Gilead Fund
	Initial
Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Beta Bionic Series B [1]	8/31/18	133,156	$20,000,031	$19,000,030	1.1%
Entasis Therapeutics Holdings, Inc. [1]	8/29/17	426,152	6,125,110	1,647,717	0.1%
Essa Pharma, Inc. [1]	3/21/16	248,974	7,658,452	522,846	0.0%
Magenta Therapeutics, Inc. [1]	4/2/18	539,806	6,500,000	2,923,049	0.2%
Pliant Therapeutics Series B [1]	7/10/18	7,263,746	9,999,999	9,499,999	0.5%

Eventide Healthcare & Life Sciences Fund
	Initial
Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Beta Bionic Series B [1]	8/31/18	66,578	$10,000,016	$9,500,015	1.4%
Entasis Therapeutics Holdings, Inc. [1]	8/29/17	60,876	875,110	235,377	0.0%
Essa Pharma, Inc. [1]	3/21/16	232,996	1,883,778	489,292	0.1%
Magenta Therapeutics, Inc. [1]	4/2/18	498,283	6,000,000	2,698,203	0.4%
Pliant Therapeutics Series B [1]	7/10/18	3,631,873	9,999,999	4,750,000	0.7%
Sutro Biopharma, Inc. [1]	5/21/18	719,895	7,000,000	6,168,780	0.9%

1.	Each security is subject to a Fund’s right to redemption upon 60 days’ notice and may be extended by the issuer in six month increments, if the Funds fail to give 60 days’ notice of their intention to redeem on the scheduled maturity date.

(7)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a

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decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal

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years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”),and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

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EVENTIDE LIMITED - TERM BOND FUND

Consideration and Approval of the Advisory Agreement with Eventide Asset Management, LLC (“EAM”) and Mutual Fund Series Trust (the “Trust”) with respect to the Eventide Limited-Term Bond Fund (the “Fund”)

In connection with a regular meeting held on May 14, 2018, the Board of Trustees (the “Board” or “Trustees”) of the Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a management agreement between the Trust and EAM with respect to the Fund (the “Management Agreement”).

The Board was assisted by legal counsel throughout the review process and discussed the factors the Trustees should consider in evaluating an investment advisory or sub-advisory agreement, which included, but are not limited to: the investment performance of the investment advisor or sub-advisor; the nature, extent, and quality of the services to be provided by the investment advisor or sub-advisor to the Fund; the costs of the services to be provided and the profits to be realized by the advisor or sub-advisor and its affiliates from its relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders (the “Gartenberg Factors”).

The Board relied upon the advice of legal counsel and its own business judgement in evaluating and weighing each of the Gartenberg Factors to be considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Board reviewed materials prepared by EAM (“EAM’s Epiphany 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed EAM’s Epiphany 15(c) Response. They considered their familiarity in working with the advisor as advisor to other series of the Trust and revisited their discussions of the advisor from earlier in the Meeting. The Trustees reviewed EAM’s portfolio management team noting that the advisor continued to invest in its team adding resources as the fund family grows. The Trustees considered the particular skill and expertise necessary to manage the EAM family of funds as effectively as the advisor does and agreed that the advisor had assembled and maintained a highly skilled team to the benefit of shareholders. They further considered the advisor’s experience in managing a relationship with and overseeing the activities of a sub-advisor. The Trustees agreed that the advisor had demonstrated a strong track record with the Board and believed it had the ability to provide a level of service in line with their expectations.

Performance. The Trustees considered the performance of the Eventide Multi-Asset Income Fund. They noted that, as with Eventide Multi-Asset Income Fund, the advisor would oversee the activities of sub-advisors, and implement its ethical screen overlay to the Fund’s portfolio. They

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agreed that EAM had demonstrated its skill in implementing its screen and expected it would provide similar results for the Fund. They noted that portfolio selection would be the responsibility of a sub-advisor and, therefore, the performance history of the sub-advisor was a more relevant consideration.

Fees and Expenses. The Trustees reviewed the Fund’s proposed advisory fee, and the fees charged by funds in the peer group and the funds in the Morningstar category. They noted that the Fund’s proposed fee was higher than the peer group and Morningstar category averages. The Trustees considered that although the proposed fee was higher than that of the predecessor fund, the Fund’s net expense ratio was 20 basis points lower thereby providing shareholders a net estimated savings. They noted that although the advisory fee does not include breakpoints as a sub-advisor does in its sub-advisory agreement, EAM takes on greater entrepreneurial risk on the front end and has ongoing responsibility for the oversight of sub-advisors which continues irrespective of the Fund’s asset size. The Trustees discussed the allocation of fees between EAM and the sub-advisors with respect to the Fund relative to their respective duties and other factors and agreed that the allocation of fees between the advisor and sub-advisors was appropriate. After considering the strategy of the Fund and recognizing the socially responsible overlay and the advisor’s unique expertise the Board determined that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the advisor estimating its profitability in connection with its relationship with the Fund during the initial term of the Management Agreement. They noted the advisor anticipated realizing a loss during the first two years of the agreement. They considered the breakpoints in the fees to be paid to a sub-advisor, and the benefit to EAM. The Trustees concluded that excess profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the advisor had the potential to realize economies of scale during the initial term of the Management Agreement. The Trustees discussed the Fund’s projected near-term asset levels and potential for economies of scale. After further discussion the Trustees determined that the absence of breakpoints in the advisory fee was acceptable at this time.

Conclusion. Having requested and received such information from EAM as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the Management Agreement was in the best interests of the Fund and its future shareholders.

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EVENTIDE LIMITED - TERM BOND FUND

Consideration and Approval of the Sub-Advisory Agreement between Eventide Asset Management, LLC (“EAM”) and Trinity Fiduciary Partners (“Trinity”) with respect to the Eventide Limited-Term Bond Fund (the “Fund”)

In connection with a regular meeting held on May 14, 2018, the Board of Trustees (the “Board” or “Trustees”) of the Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between EAM and Trinity with respect to the Fund (the “Sub-Advisory Agreement”).

The Board was assisted by legal counsel throughout the review process and discussed the factors the Trustees should consider in evaluating Sub-Advisory Agreement, which included, but are not limited to: the investment performance of the sub-advisor; the nature, extent, and quality of the services to be provided by the investment advisor or sub-advisor to the Fund; the costs of the services to be provided and the profits to be realized by the sub-advisor and its affiliates from its relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders (the “Gartenberg Factors”).

The Board relied upon the advice of legal counsel and its own business judgement in evaluating and weighing each of the Gartenberg Factors to be considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by Trinity. (“Trinity 15c Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed information describing the sub-advisor’s management team noting its deep understanding of the Fund’s strategy and existing relationship with Dana Investment Advisors (“Dana”), the other sub-advisor to the Fund. They considered that Trinity understands the existing portfolio and ethical overlay and the portfolio manager would be well suited to work with the advisor to oversee Dana. They further considered that the sub-advisor noted no material compliance, regulatory or litigation concerns. The Trustees concluded that the sub-advisor had the potential to provide valuable services to the advisor and the Fund.

Performance. The Trustees considered the performance of the Epiphany FFV Strategic Income Fund, the predecessor fund to the Fund to which Trinity served as advisor. They noted the Epiphany FFV Strategic Income Fund outperformed its benchmark index for each period shown. The Trustees agreed that Trinity’s continued affiliation with the Fund had the potential to provide similarly positive returns to the benefit of shareholders.

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Fees and Expenses. The Trustees noted the sub-advisor would receive a fee, to be paid by the advisor and not the Fund, of 0.05% of the Fund’s average daily net assets. The Trustees agreed that the modest fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor estimating its profitability in connection with its relationship with the Fund during the initial term of the Sub-Advisory Agreement. They noted the sub-advisor anticipated realizing a loss during the first year of the agreement and a modest profit during the second year. The Trustees concluded that excess profitability was not a concern at this time. They also acknowledged the fee to be paid by the advisor to Trinity in connection with the reorganization, as discussed at the Meeting.

Economies of Scale. The Trustees considered whether the sub-advisor had the potential to realize economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense and that at expected asset levels, it was unlikely the sub-advisor would achieve any economies of scale.

Conclusion. Having requested and received such information from Trinity as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between EAM and Trinity, and as assisted by the advice of counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

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EVENTIDE LIMITED - TERM BOND FUND

Consideration and Approval of the Sub-Advisory Agreement between Eventide Asset Management, LLC (“EAM”) and Dana Investment Advisors (“Dana”) with respect to the Eventide Limited-Term Bond Fund (the “Fund”)

In connection with a regular meeting held on May 14, 2018, the Board of Trustees (the “Board” or “Trustees”) of the Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between EAM and Dana with respect to the Fund (the “Sub-Advisory Agreement”).

The Board was assisted by legal counsel throughout the review process and discussed the factors the Trustees should consider in evaluating Sub-Advisory Agreement, which included, but are not limited to: the investment performance of the sub-advisor; the nature, extent, and quality of the services to be provided by the investment advisor or sub-advisor to the fund; the costs of the services to be provided and the profits to be realized by the sub-advisor and its affiliates from its relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders (the “Gartenberg Factors”).

The Board relied upon the advice of legal counsel and its own business judgement in evaluating and weighing each of the Gartenberg Factors to be considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by Dana. (“Dana 15c Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed the sub-advisor’s portfolio management team noting the tenure of members and significant experience in managing the Fund’s strategy. They further noted the firm’s large assets under management and reported culture of compliance. The Trust’s CCO confirmed his review of the sub-advisor’s compliance program revealed no issues. The Trustees concluded that the sub-advisor had the potential to provide services to shareholders in line with the Board’s expectations.

Performance. The Trustees considered the performance of the Epiphany FFV Strategic Income Fund, the predecessor fund to the Fund to which Dana served as sub-advisor. They noted the Epiphany FFV Strategic Income Fund outperformed its benchmark for 1 year, 5 year and since inception periods. The Trustees agreed that Dana’s continued affiliation with the Fund had the potential to provide similarly positive returns to the benefit of shareholders.

Fees and Expenses. The Trustees noted the sub-advisor would receive a fee, to be paid by the advisor and not the Fund. The Trustees noted that the proposed sub-advisory fee was 0.20% for

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the first $50 million of the Fund’s average daily net assets, 0.15% for the next $50 million, and 0.10% thereafter. The Trustees discussed the sub-advisory fee structure noting the sub-advisor had agreed to breakpoints in its fee on assets greater than $50 million and again at assets over $100 million. The Trustees considered a comparison of the sub-advisory fee to the fees charged by the sub-advisor to its separately managed account clients noting that the fee compared favorably. The Trustees discussed the allocation of fees between EAM and Dana with respect to the Fund relative to their respective duties and other factors and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the sub-advisory fee to be received by Dana was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor estimating its profitability in connection with its relationship with the Fund during the initial term of the Sub-Advisory Agreement. They noted the sub-advisor anticipated realizing a loss in connection with its relationship with the Fund during the initial two year term of the Sub-Advisory Agreement. The Trustees concluded that excess profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had the potential to realize economies of scale with respect to the management of the Fund. The Trustees noted the existing breakpoints in the sub-advisory fee structure and agreed that the existing breakpoints provided appropriate economies.

Conclusion. Having requested and received such information from Dana as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between EAM and Dana, and as assisted by the advice of counsel, the Trustees concluded that approval of the sub-advisory agreement was in the best interests of the Fund and its future shareholders.

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EVENTIDE FUNDS

Expense Examples (Unaudited) December 31, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund’s, Eventide Global Dividend Opportunities Fund’s, Eventide Healthcare & Life Sciences Fund’s and Eventide Multi-Asset Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Expense Examples
					Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending		Ending
	Funds’	Account	Account	Expenses	Account	Expenses
	Annualized	Value	Value	Paid During	Value	Paid During
	Expense Ratio	(7/1/18)	(12/31/18)	Period[1]	(12/31/18)	Period
Eventide Gilead Fund
Class N	1.38%	$1,000.00	$883.00	$6.54	$1,018.26	$7.01
Class A	1.43%	1,000.00	882.80	6.78	1,018.01	7.26
Class C	2.18%	1,000.00	879.60	10.32	1,014.22	11.06
Class I	1.18%	1,000.00	883.90	5.59	1,019.27	5.99
Eventide Global Dividend Opportunities Fund
Class N	1.15%	1,000.00	933.80	5.60	1,019.41	5.85
Class A	1.20%	1,000.00	934.50	5.85	1,019.16	6.11
Class C	1.95%	1,000.00	931.30	9.49	1,015.38	9.90
Class I	0.95%	1,000.00	934.70	4.63	1,020.42	4.84
Eventide Healthcare & Life Sciences Fund
Class N	1.47%	1,000.00	828.40	6.64	1,017.53	7.33
Class A	1.52%	1,000.00	828.10	6.87	1,017.28	7.58
Class C	2.27%	1,000.00	825.10	10.26	1,013.55	11.32
Class I	1.27%	1,000.00	829.40	5.74	1,018.52	6.34
Eventide Limited-Term Bond Fund
Class N2	0.98%	1,000.00	1,010.00	0.46	1,020.26	4.99
Class A	1.19%	1,000.00	1,006.50	6.01	1,019.21	6.05
Class C2	1.78%	1,000.00	1,010.00	0.83	1,016.23	9.05
Class I	0.94%	1,000.00	1,008.00	4.75	1,020.47	4.78
Eventide Multi-Asset Income Fund
Class N	1.15%	1,000.00	945.40	5.55	1,019.09	5.76
Class A	1.20%	1,000.00	946.10	5.79	1,018.84	6.01
Class C	1.95%	1,000.00	942.70	9.39	1,015.12	9.74
Class I	0.95%	1,000.00	947.20	4.59	1,020.08	4.76

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

2.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (17) divided by the number of days in the fiscal year (365).

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EVENTIDE FUNDS

Additional Information (Unaudited) December 31, 2017

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at https://www.sec.gov.

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P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share

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P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	2 of 2

What We Do
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust has no affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

Questions? Call 1-866-447-4228

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M U T U A L F U N D S E R I E S T R U S T

17645 Wright Street, Suite 200
Omaha, NE 68130

MANAGER
Eventide Asset Management, LLC
One International Place
Suite 4210
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17645 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave. Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank National Association
1555 N. Rivercenter Drive. Suite 302
Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: 3/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: 3/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: 3/11/2019